April 30, 2010,

as revised November 30, 2010

Lazard Funds Prospectus

Institutional

Open

Shares

Shares

U.S. Equity

Lazard U.S. Equity Value Portfolio

Lazard U.S. Strategic Equity Portfolio

Lazard U.S. Mid Cap Equity Portfolio

Lazard U.S. Small-Mid Cap Equity Portfolio

LEVIX

LEVOX

LZUSX

LZUOX

LZMIX

LZMOX

LZSCX

LZCOX

International Equity

Lazard International Equity Portfolio

LZIEX

LZIOX

Lazard International Equity Select Portfolio

LZSIX

LZESX

Lazard International Strategic Equity Portfolio

LISIX

LISOX

Lazard International Small Cap Equity Portfolio

LZISX

LZSMX

Institutional

Open

Shares

Shares

Global Equity

Lazard Global Listed Infrastructure Portfolio

GLIFX

GLFOX

Emerging Markets

Lazard Emerging Markets Equity Portfolio

LZEMX

LZOEX

Lazard Emerging Markets Equity Select Portfolio

LESIX

LESOX

Lazard Developing Markets Equity Portfolio

LDMIX

LDMOX

Lazard Emerging Markets Equity Blend Portfolio

EMBIX

EMBOX

Fixed Income

Lazard U.S. High Yield Portfolio

LZHYX

LZHOX

Capital Allocator

Lazard Capital Allocator Opportunistic

Strategies Portfolio

LCAIX

LCAOX

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Funds

 Lazard Funds Table of Contents

▲

2	Summary Section	Carefully review this important section for
2	Lazard U.S. Equity Value Portfolio	information on the Portfolios’ investment
6	Lazard U.S. Strategic Equity Portfolio	objectives, fees and past performance and a
10	Lazard U.S. Mid Cap Equity Portfolio	summary of the Portfolios’ principal investment
14	Lazard U.S. Small-Mid Cap Equity Portfolio	strategies and risks.
18	Lazard International Equity Portfolio
22	Lazard International Equity Select Portfolio
26	Lazard International Strategic Equity Portfolio
30	Lazard International Small Cap Equity Portfolio
34	Lazard Global Listed Infrastructure Portfolio
37	Lazard Emerging Markets Equity Portfolio
41	Lazard Emerging Markets Equity Select Portfolio
44	Lazard Developing Markets Equity Portfolio
48	Lazard Emerging Markets Equity Blend Portfolio
51	Lazard U.S. High Yield Portfolio
55	Lazard Capital Allocator Opportunistic Strategies Portfolio
60	Additional Information about the Portfolios
61	Overview
63	Investment Objective, Strategies and Risks	Review this section for additional information
63	Lazard U.S. Equity Value Portfolio	on the Portfolios’ principal investment
64	Lazard U.S. Strategic Equity Portfolio	strategies and risks.
65	Lazard U.S. Mid Cap Equity Portfolio
66	Lazard U.S. Small-Mid Cap Equity Portfolio
68	Lazard International Equity Portfolio
69	Lazard International Equity Select Portfolio
71	Lazard International Strategic Equity Portfolio
73	Lazard International Small Cap Equity Portfolio
75	Lazard Global Listed Infrastructure Portfolio
78	Lazard Emerging Markets Equity Portfolio
79	Lazard Emerging Markets Equity Select Portfolio
80	Lazard Developing Markets Equity Portfolio
82	Lazard Emerging Markets Equity Blend Portfolio
84	Lazard U.S. High Yield Portfolio
86	Lazard Capital Allocator Opportunistic Strategies Portfolio
89	Fund Management	Review this section for details on the people and
89	Investment Manager	organizations who oversee the Portfolios.
90	Portfolio Management
90	Biographical Information of Principal Portfolio Managers
93	Advisory Board
93	Administrator
93	Distributor
93	Custodian
94	Shareholder Information	Review this section for details on how shares
94	General	are valued, how to purchase, sell and exchange
95	How to Buy Shares	shares, related charges and payments of
97	Distribution and Servicing Arrangements	dividends and distributions.
97	How to Sell Shares
99	Investor Services
99	General Policies
100	Account Policies, Dividends and Taxes
101	Financial Highlights	Review this section for recent financial information.
115	Other Performance of the Investment Manager
	Back Cover	Where to learn more about the Portfolios.

Prospectus1

 Lazard Funds Summary Section

▲

Lazard U.S. Equity Value Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”).

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees*	.70%	.70%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	2.69%	4.52%

Total Annual Portfolio Operating Expenses*	3.39%	5.47%

Fee Waiver and Expense Reimbursement**	2.64%	4.42%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.75%	1.05%

*

Management Fees and Total Annual Portfolio Operating Expenses have been restated from those of the 2009 fiscal year to reflect amendment of the Investment Management Agreement between Lazard Asset Management LLC (the “Investment Manager”) and the Fund, on behalf of the Portfolio, to reduce the Portfolio’s investment management fee from an annual rate of .75% of the Portfolio’s average daily net assets to .70% of the Portfolio’s average daily net assets, effective November 19, 2010.

**

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2012, to the extent Total Annual Portfolio Operating Expenses exceed .75% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, and from May 1, 2012 through April 30, 2020, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and 1.40% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waivers described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$77	$278	$537	$1,275

Open Shares	$107	$372	$697	$1,617

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

2Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations generally in the range of companies included in the Russell 1000® Value Index (ranging from approximately $207.7 million to $349.1 billion as of November 26, 2010) at the time of initial purchase by the Portfolio that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 10% of its total assets in securities of non-U.S. companies that trade in U.S. markets.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus3

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Equity Value Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 19.10% Worst Quarter: 12/31/08 -21.54%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Life of Portfolio

Institutional Shares:	9/30/05

Returns Before Taxes		24.81%	0.44%

Returns After Taxes on Distributions		24.56%	-0.57%

Returns After Taxes on Distributions and Sale of Portfolio Shares		16.46%	0.01%

Open Shares	9/30/05	24.49%	0.18%

Russell 1000 Value Index		19.69%	-1.59% (Institutional) -1.59% (Open)

4Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity and Global Equity teams, has been with the Portfolio since inception.

Nicholas Sordoni, portfolio manager/analyst on the Investment Manager’s U.S. Equity Value team, has been with the Portfolio since inception.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams, has been with the Portfolio since February 2009.

J. Richard Tutino, portfolio manager/analyst on the Investment Manager’s U.S. Equity Value and U.S. Equity Select teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus5

 Lazard Funds Summary Section

▲

Lazard U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees*	.70%	.70%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.34%	.39%

Total Annual Portfolio Operating Expenses*	1.04%	1.34%

Fee Waiver and Expense Reimbursement**	.29%	.29%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	.75%	1.05%

*

Management Fees and Total Annual Portfolio Operating Expenses have been restated from those of the 2009 fiscal year to reflect amendment of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio, to reduce the Portfolio’s investment management fee from an annual rate of .75% of the Portfolio’s average daily net assets to .70% of the Portfolio’s average daily net assets, effective November 19, 2010.

**

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2012, to the extent Total Annual Portfolio Operating Expenses exceed .75% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$77	$272	$516	$1,217

Open Shares	$107	$366	$677	$1,561

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.

6Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in securities of non-U.S. companies, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus7

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Strategic Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 16.46% Worst Quarter: 12/31/08 -23.06%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	Life of Portfolio

Institutional Shares:	12/30/04

Returns Before Taxes		28.12%	0.46%	0.46%

Returns After Taxes on Distributions		28.12%	-0.48%	-0.48%

Returns After Taxes on Distributions and Sale of Portfolio Shares		18.27%	0.25%	0.25%

Open Shares	12/30/04	27.71%	0.18%	0.18%

S&P 500® Index		26.46%	0.42%	0.39% (Institutional) 0.39% (Open)

8Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Christopher H. Blake, portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since inception.

Robert A. Failla, portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity, U.S. Mid Cap Equity and Global Equity teams, has been with the Portfolio since inception.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity and Global Equity teams, has been with the Portfolio since inception.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams, has been with the Portfolio since February 2009.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus9

 Lazard Funds Summary Section

▲

Lazard U.S. Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.16%	.17%

Total Annual Portfolio Operating Expenses	.91%	1.17%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$ 93	$290	$504	$1,120

Open Shares	$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

10Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of mid cap U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell Midcap® Index (ranging from approximately $101 million to $18 billion as of March 24, 2010). Because “mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of medium-size (mid cap) U.S. companies. The Portfolio may invest up to 20% of its assets in equity securities of larger or smaller U.S. companies. The Portfolio also may invest up to 15% of its assets in equity securities of non-U.S. companies, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Mid and small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of mid and small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus11

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 21.18% Worst Quarter: 12/31/08 -26.54%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Institutional Shares:	11/4/97

Returns Before Taxes		38.49%	0.73%	7.05%	6.69%

Returns After Taxes on Distributions		38.33%	-0.46%	4.88%	4.80%

Returns After Taxes on Distributions and Sale of Portfolio Shares		25.22%	0.33%	5.01%	4.86%

Open Shares	11/4/97	38.26%	0.46%	6.74%	6.38%

Russell Midcap Index		40.48%	2.43%	4.98%	6.62% (Institutional) 6.62% (Open)

12Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Christopher H. Blake, portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since November 2001.

Daniel Breslin, portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since October 2010.

Robert A. Failla, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams, has been with the Portfolio since July 2005.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity and Global Equity teams, has been with the Portfolio since January 2001.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus13

 Lazard Funds Summary Section

▲

Lazard U.S. Small-Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.48%	.52%

Total Annual Portfolio Operating Expenses	1.23%	1.52%

Fee Waiver and Expense Reimbursement*	.08%	.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.15%	1.45%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and 1.45% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$117	$383	$669	$1,487

Open Shares	$148	$474	$823	$1,812

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 195% of the average value of its portfolio.

14Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $10.8 million to $10.4 billion as of March 24, 2010).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research platforms.

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in securities of non-U.S. equity companies, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus15

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Small-Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 28.30% Worst Quarter: 12/31/08 -25.00%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Russell 2000/2500 Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the Russell 2000® Index for all periods prior to August 25, 2008 and the Russell 2500 Index for all periods thereafter.

16Prospectus

	Inception Date	1 Year	5 Years	10 Years	LIfe of Portfolio

Institutional Shares:	10/30/91

Returns Before Taxes		55.47%	3.11%	7.67%	10.58%

Returns After Taxes on Distributions		55.47%	0.68%	5.32%	8.16%

Returns After Taxes on Distributions and Sale of Portfolio Shares		36.05%	2.00%	5.86%	8.33%

Open Shares	1/30/97	54.96%	2.77%	7.39%	6.54%

Russell 2500 Index		34.39%	1.58%	4.91%	9.91% (Institutional) 7.14% (Open)

Russell 2000/2500 Linked Index		34.39%	1.10%	3.82%	8.65% (Institutional) 5.76% (Open)

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Daniel Breslin, portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Robert A. Failla, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams, has been with the Portfolio since October 2010.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager’s U.S. Equity and Global Equity teams, has been with the Portfolio since May 2003.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus17

 Lazard Funds Summary Section

▲

Lazard International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.24%	.27%

Total Annual Portfolio Operating Expenses	.99%	1.27%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$101	$315	$547	$1,213

Open Shares	$129	$403	$697	$1,534

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

18Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.2 billion to $185 billion as of March 24, 2010) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Prospectus19

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 21.90% Worst Quarter: 9/30/02 -17.29%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Institutional Shares:	10/29/91

Returns Before Taxes		25.19%	3.41%	0.68%	5.94%

Returns After Taxes on Distributions		25.50%	3.05%	0.13%	4.93%

Returns After Taxes on Distributions and Sale of Portfolio Shares		16.69%	3.02%	0.49%	4.83%

Open Shares	1/23/97	24.91%	3.10%	0.39%	4.18%

MSCI EAFE Index		31.78%	3.54%	1.17%	5.37% (Institutional) 4.66% (Open)

20Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Michael A. Bennett, portfolio manager/analyst on the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

Michael G. Fry, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since November 2005.

Michael Powers, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus21

 Lazard Funds Summary Section

▲

Lazard International Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.85%	.85%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	2.61%	2.52%

Total Annual Portfolio Operating Expenses	3.46%	3.62%

Fee Waiver and Expense Reimbursement*	2.31%	2.17%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.15%	1.45%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and 1.45% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$117	$847	$1,599	$3,584

Open Shares	$148	$908	$1,689	$3,738

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67% of the average value of its portfolio.

22Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.2 billion to $185 billion as of March 24, 2010) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Investment Manager currently intends to hold securities, including ADRs, GDRs and common stocks, of between approximately 30 and 55 different issuers on a long-term basis.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value (“NAV”) may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Prospectus23

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Select Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 18.73% Worst Quarter: 9/30/02 -20.82%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	Life of Portfolio

Institutional Shares:	5/31/01

Returns Before Taxes		20.86%	1.62%	2.99%

Returns After Taxes on Distributions		21.10%	0.51%	2.30%

Returns After Taxes on Distributions and Sale of Portfolio Shares		13.91%	1.80%	2.88%

Open Shares	5/31/01	20.49%	1.28%	2.70%

MSCI EAFE Index		31.78%	3.54%	4.60% (Institutional) 4.60% (Open)

24Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Michael G. Fry, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2010.

Michael A. Bennett, portfolio manager/analyst on the Investment Manager’s International Equity teams, has been with the Portfolio since May 2003.

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity teams, has been with the Portfolio since May 2010.

Kevin J. Matthews, portfolio manager/analyst on the Investment Manager’s International Equity Select team, has been with the Portfolio since May 2010.

Michael Powers, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since May 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus25

 Lazard Funds Summary Section

▲

Lazard International Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.16%	.21%

Total Annual Portfolio Operating Expenses	.91%	1.21%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$ 93	$290	$504	$1,120

Open Shares	$123	$384	$665	$1,466

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 129% of the average value of its portfolio.

26Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Investment Manager currently intends to hold securities of between approximately 40 to 60 different issuers.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Prospectus27

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Strategic Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 23.21% Worst Quarter: 9/30/08 -18.44%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Life of Portfolio

Institutional Shares:	10/31/05

Returns Before Taxes		27.76%	4.02%

Returns After Taxes on Distributions		27.63%	3.24%

Returns After Taxes on Distributions and Sale of Portfolio Shares		18.78%	3.58%

Open Shares	2/3/06	27.38%	0.24%

MSCI EAFE Index		31.78%	2.84% (Institutional) -0.33% (Open)

28Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Michael A. Bennett, portfolio manager/analyst on the Investment Manager’s International Equity teams, has been with the Portfolio since September 2008.

Robin O. Jones, portfolio manager/analyst on the Investment Manager’s International Strategic Equity team, has been with the Portfolio since May 2009.

Mark Little, portfolio manager/analyst on the Investment Manager’s International Strategic Equity team, has been with the Portfolio since inception.

Brian Pessin, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since inception.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus29

 Lazard Funds Summary Section

▲

Lazard International Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.46%	.48%

Total Annual Portfolio Operating Expenses	1.21%	1.48%

Fee Waiver and Expense Reimbursement*	.08%	.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.13%	1.43%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.13% and 1.43% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$115	$376	$658	$1,464

Open Shares	$146	$463	$803	$1,764

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

30Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small non-U.S. companies” to be those non-U.S. companies with market capitalizations, at the time of initial purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the MSCI EAFE Index (based on market capitalization of the Index as a whole, which ranged from approximately $1.2 billion to $185 billion as of March 24, 2010).

In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Prospectus31

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Small Cap Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 31.53% Worst Quarter: 12/31/08 -27.07%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Institutional Shares:	12/1/93

Returns Before Taxes		39.17%	-0.70%	4.60%	6.13%

Returns After Taxes on Distributions		39.17%	-3.35%	2.83%	4.75%

Returns After Taxes on Distributions and Sale of Portfolio Shares		25.46%	0.06%	4.21%	5.44%

Open Shares	2/13/97	39.00%	-0.96%	4.25%	5.42%

MSCI EAFE Small Cap Index		46.78%	3.50%	6.45%	4.32%
					(Institutional)
					4.49%
					(Open)

32Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Brian Pessin, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since January 2003.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus33

 Lazard Funds Summary Section

▲

Lazard Global Listed Infrastructure Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.90%	.90%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses*	.53%	.58%

Total Annual Portfolio Operating Expenses*	1.43%	1.73%

Fee Waiver and Expense Reimbursement**	.13%	.13%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.30%	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

**

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.30% and 1.60% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$132	$440

Open Shares	$163	$533

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

34Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. The Investment Manager focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Portfolio allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries. The allocation of the Portfolio’s assets to emerging market countries may shift from time to time based on the Investment Manager’s judgment and analysis of market conditions.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio back to the U.S. dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to:

•	regulation by various government authorities, including rate regulation;

•	service interruption due to environmental, operational or other mishaps;

•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and

•	general changes in market sentiment towards infrastructure and utilities assets.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

Forward currency contracts may reduce returns or increase volatility, perhaps substantially. These contracts can be

Prospectus35

illiquid and highly sensitive to changes in the value of the related currency. Forward currency contracts also are subject to the risk of default by the counterparty to the contracts.

Performance Bar Chart and Table

Because the Portfolio did not have a full calendar year of performance as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

John Mulquiney, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure team, has been with the Portfolio since inception.

Warryn Robertson, portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure team, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolio” on page 60.

36Prospectus

 Lazard Funds Summary Section

▲

This Portfolio is closed to investment by most new investors. See pages 94-95 for more information.

Lazard Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.15%	.30%

Total Annual Portfolio Operating Expenses	1.15%	1.55%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$117	$365	$633	$1,398

Open Shares	$158	$490	$845	$1,845

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Prospectus37

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets (“EM®”) Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

38Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Emerging Markets Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 34.12% Worst Quarter: 12/31/08 -30.50%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Institutional Shares:	7/15/94

Returns Before Taxes		69.82%	16.76%	11.54%	8.78%

Returns After Taxes on Distributions		69.10%	14.62%	10.45%	7.78%

Returns After Taxes on Distributions and Sale of Portfolio Shares		46.16%	14.14%	10.02%	7.48%

Open Shares	1/8/97	69.14%	16.43%	11.22%	8.93%

MSCI EM Index		78.51%	15.51%	9.78%	6.91% (Institutional) 8.14% (Open)

Prospectus39

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since May 2007.

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since November 2001.

Erik McKee, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since July 2008.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

40Prospectus

 Lazard Funds Summary Section

▲

Lazard Emerging Markets Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses*	.30%	.35%

Total Annual Portfolio Operating Expenses*	1.30%	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$132	$412

Open Shares	$163	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Prospectus41

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, ADRs and GDRs, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically focuses on companies with a market capitalization of greater than $3 billion.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Investment Manager currently intends to hold securities of between approximately 30 and 55 different issuers.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

42Prospectus

Performance Bar Chart and Table

Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team

Rohit Chopra, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team

Erik McKee, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus43

 Lazard Funds Summary Section

▲

Lazard Developing Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	1.81%	1.29%

Total Annual Portfolio Operating Expenses	2.81%	2.54%

Fee Waiver and Expense Reimbursement*	1.51%	.94%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.30%	1.60%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.30% and 1.60% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$132	$735	$1,366	$3,069

Open Shares	$163	$705	$1,275	$2,828

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 96% of the average value of its portfolio.

44Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries (also known as “developing markets”).

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Prospectus45

Performance Bar Chart and Table
Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Developing Markets Equity Portfolio by showing the Portfolio’s performance for the first complete calendar year of operation. The bar chart shows the performance of the Portfolio’s Institutional Shares. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 56.64% Worst Quarter: 3/31/09 -4.43%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	Life of Portfolio

Institutional Shares:	9/30/08

Returns Before Taxes		108.53%	28.22%

Returns After Taxes on Distributions		106.37%	27.14%

Returns After Taxes on Distributions and Sale of Portfolio Shares		70.82%	23.52%

Open Shares	9/30/08	108.17%	27.95%

MSCI EM Index		78.51%	22.78% (Institutional) 22.78% (Open)

46Prospectus

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, has been with the Portfolio since inception.

Peter Gillespie, portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, has been with the Portfolio since inception.

Kevin O’Hare, portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, has been with the Portfolio since inception.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

Prospectus47

 Lazard Funds Summary Section

▲

Lazard Emerging Markets Equity Blend Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.05%	1.05%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses*	.25%	.30%

Total Annual Portfolio Operating Expenses*	1.30%	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$132	$412

Open Shares	$163	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

48Prospectus

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, ADRs and GDRs, of non-U.S. companies whose principal activities are located in emerging market countries.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Investment Manager will allocate the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The strategy typically focuses on companies with a market capitalization of greater than $3 billion. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters.

The Investment Manager currently intends to maintain an allocation of approximately 40%-60% of the Portfolio’s assets in each strategy, but the allocation ranges could change in the future without prior notice to shareholders. The Investment Manager will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models. Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies. Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios. The Investment Manager will periodically review the allocation of Portfolio assets between the strategies and modify the relative weightings to emphasize risk or to seek to mitigate risk exposures.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

The Portfolio invests a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation between the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Prospectus49

Performance Bar Chart and Table

Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analyst

Jai Jacob, portfolio manager/analyst on the Investment Manager’s Multi-Strategy investment team

James M. Donald, portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team

Kevin O’Hare, portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

50Prospectus

 Lazard Funds Summary Section

▲

Lazard U.S. High Yield Portfolio

Investment Objective

The Portfolio seeks maximum total return from a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.55%	.55%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.34%	.41%

Total Annual Portfolio Operating Expenses	.89%	1.21%

Fee Waiver and Expense Reimbursement*	.34%	.36%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	.55%	.85%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed .55% and .85% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$56	$250	$460	$1,065

Open Shares	$87	$348	$630	$1,434

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio invests primarily in high-yielding U.S. corporate fixed-income securities which, at the time of purchase, are rated below investment grade (lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Group (“S&P”) (“junk bonds”). The Portfolio may invest in securities of non-U.S. companies, including, to a limited extent, in companies in, or governments of, emerging market countries.

Under normal circumstances, the Portfolio invests at least 80% of its assets in bonds and other fixed-income securities of U.S. companies rated, at the time of purchase, below investment grade by S&P or Moody’s and as low as the lowest rating assigned by S&P or Moody’s, or the unrated equivalent as determined by the Investment Manager. The Portfolio focuses its investments in high-yielding securities that may be considered “better quality” (B+ or higher by Moody’s or S&P or the unrated equivalent as determined by the Investment Manager). Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks.

Principal Investment Risks

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments

•	if there is a decline in the credit quality of a bond, or a perception of a decline, the bond’s value could fall, potentially lowering the Portfolio’s share price

•	the price and yield of non-U.S. debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

52Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. High Yield Portfolio by showing the Portfolio’s year-by-year and average annual performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 13.08% Worst Quarter: 12/31/08 -15.96%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	Inception Date	1 Year	5 Years	10 Years	Life of Portfolio

Institutional Shares:	1/2/98

Returns Before Taxes		34.66%	4.96%	2.98%	2.97%

Returns After Taxes on Distributions		30.96%	2.12%	-0.40%	-0.48%

Returns After Taxes on Distributions and Sale of Portfolio Shares		22.25%	2.54%	0.39%	0.35%

Open Shares	2/24/98	34.40%	4.75%	2.72%	2.32%

Merrill Lynch High Yield Master II® Index		57.51%	6.35%	6.52%	5.88% (Institutional) 5.76% (Open)

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

J. William Charlton, portfolio manager/analyst on the Investment Manager’s U.S. High Yield Fixed Income team, has been with the Portfolio since November 2002.

Thomas M. Dzwil, portfolio manager/analyst on the Investment Manager’s U.S. High Yield Fixed Income team, has been with the Portfolio since May 2003.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

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 Lazard Funds Summary Section

▲

Lazard Capital Allocator Opportunistic Strategies Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

	Institutional Shares	Open Shares

Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	.16%	.19%

Acquired Fund Fees and Expenses (Underlying Funds)	.47%	.47%

Total Annual Portfolio Operating Expenses	1.63%	1.91%

Fee Waiver and Expense Reimbursement*	.14%	.12%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	1.49%	1.79%

*

Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011, to the extent Total Annual Portfolio Operating Expenses exceed 1.02% and 1.32% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$152	$501	$ 874	$1,923

Open Shares	$182	$589	$1,021	$2,225

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 113% of the average value of its portfolio.

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Principal Investment Strategies

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments.

The Portfolio invests primarily in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as exchange-traded funds or “ETFs”), as well as actively managed closed-end management investment companies (“closed-end funds”) and exchange-traded notes (“ETNs” and collectively with ETFs and closed-end funds, “Underlying Funds”). ETFs and ETNs in which the Portfolio may invest include both ETFs and ETNs designed to correlate directly with an index and ETFs and ETNs designed to correlate inversely with an index. The Portfolio, through Underlying Funds in which it invests, may invest in non-U.S. companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio may engage in derivatives transactions, including certain foreign currency transactions (which may include forward currency contracts, swap agreements and options), entering into equity and total return swap agreements and writing put and covered call options on securities (including ETFs and ETNs), indexes and currencies, for hedging purposes or to seek to increase returns.

Principal Investment Risks

While stocks (including those in which the Underlying Funds invest) have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Shares of ETFs and closed-end funds in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. The Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not regulated under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the Securities and Exchange Commission (the “SEC”) on which the Portfolio may rely or an exemption is available.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality

56Prospectus

weakens, the market value of the affected debt securities generally declines.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single economic or market occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility. Many derivatives, such as those used in forward currency contracts, swap agreements and certain options, are subject to the risk of default by the counterparty, in addition to risks of changes in the value of the related currency, security, securities or index. These derivatives also can be illiquid and highly sensitive to changes in the related currency, security, securities or index. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Performance Bar Chart and Table
Total Returns for Institutional Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Capital Allocator Opportunistic Strategies Portfolio by showing the Portfolio’s performance for the first complete calendar year of operation. The bar chart shows the performance of the Portfolio’s Institutional Shares. Performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 14.66% Worst Quarter: 3/31/09 -5.43%

Average Annual Total Returns
(for the periods ended December 31, 2009)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Global Market Exposure Index shown in the table is an unmanaged, blended index constructed by the Investment Manager, which is comprised of 36% Barclays Capital U.S. Aggregate Bond® Index, 19.5% S&P 500 Index, 15% MSCI Europe® Index, 9% MSCI Pacific® Index, 6% MSCI EM Index, 6% S&P MidCap 400® Index, 4.5% S&P SmallCap 600® Index and 4% Three Month London Interbank Offered Rate.

Prospectus57

	Inception Date	1 Year	Life of Portfolio

Institutional Shares:	3/26/08

Returns Before Taxes		21.21%	-4.28%

Returns After Taxes on Distributions		20.78%	-5.10%

Returns After Taxes on Distributions and Sale of Portfolio Shares		13.93%	-4.08%

Open Shares	3/31/08	20.71%	-4.40%

MSCI World Index		29.99%	-9.16% (Institutional) -9.03% (Open)

Global Market Exposure Index		22.92%	-1.21%
			(Institutional) -1.21% (Open)

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Manager/Analysts

David R. Cleary, portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team, has been with the Portfolio since inception.

Christopher Komosa, portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team, has been with the Portfolio since inception.

Additional Information

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Additional Information about the Portfolios” on page 60.

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 Lazard Funds Additional Information about the Portfolios

▲

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares	$100,000

Open Shares	$2,500

IRA Rollover/Transfer (Open Shares only)	$2,500

The subsequent investment minimum is $50.

Portfolio shares are redeemable through the Fund’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60Prospectus

 Lazard Funds Overview

▲

The Portfolios

The Fund consists of fifteen separate Portfolios. Each Portfolio offers Institutional Shares and Open Shares. Institutional Shares and Open Shares have different investment minimums and different expense ratios. Each Portfolio has its own investment objective, strategies, and risk/return and expense profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio other than Lazard Capital Allocator Opportunistic Strategies Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the recent strategies and holdings of each Portfolio that has commenced operations can be found in the current annual/semi-annual report (see back cover).

EQUITY PORTFOLIOS

Except as otherwise indicated, these Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, a Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, a Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Lazard U.S. Equity Value Portfolio
Lazard U.S. Strategic Equity Portfolio
Lazard U.S. Mid Cap Equity Portfolio
Lazard U.S. Small-Mid Cap Equity Portfolio
Lazard International Equity Portfolio
Lazard International Equity Select Portfolio
Lazard International Strategic Equity Portfolio
Lazard International Small Cap Equity Portfolio
Lazard Global Listed Infrastructure Portfolio
Lazard Emerging Markets Equity Portfolio
Lazard Emerging Markets Equity Select Portfolio
Lazard Developing Markets Equity Portfolio
Lazard Emerging Markets Equity Blend Portfolio

Lazard Emerging Markets Equity Portfolio is closed to investment by most new investors. See pages 94-95 for more information.

Who May Want to Invest?

Consider investing in these Portfolios if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

These Portfolios may not be appropriate if you are:

•	pursuing a short-term goal or investing emergency reserves

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolios:

•	are not bank deposits

•	are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	are not guaranteed to achieve their stated goals

FIXED-INCOME PORTFOLIO

Lazard U.S. High Yield Portfolio

This Portfolio invests in a variety of U.S. fixed-income securities. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

Who May Want to Invest?

Consider investing in this Portfolio if you are:

•	looking to add a monthly income component to your investments

•	seeking potentially higher returns than those offered by money market funds

•	willing to accept the risks of price and dividend rate fluctuations

Prospectus61

This Portfolio may not be appropriate if you are:

•	investing emergency reserves

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

CAPITAL ALLOCATOR PORTFOLIO

Lazard Capital Allocator Opportunistic Strategies Portfolio

This Portfolio invests primarily in other investment companies. Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

Who May Want to Invest?

Consider investing in this Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

This Portfolio may not be appropriate if you are:

•	pursuing a short-term goal or investing emergency reserves

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goal

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard U.S. Equity Value Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations generally in the range of companies included in the Russell 1000 Value Index (ranging from approximately $207.7 million to $349.1 billion as of November 26, 2010) at the time of initial purchase by the Portfolio that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 55 to 100 securities.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 10% of its total assets in securities of non-U.S. companies that trade in U.S. markets.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially, less liquidity.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500 Index (ranging from approximately $1.2 billion to $349.1 billion as of November 26, 2010).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in securities of non-U.S. equity companies, including ADRs and GDRs. The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

▲

Lazard U.S. Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of mid cap U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell Midcap Index (ranging from approximately $101 million to $18 billion as of March 24, 2010). Because “mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases or decreases so that the company no longer meets the definition of a “mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of medium-size (mid cap) U.S. companies. The Portfolio may invest up to 20% of its assets in the equity securities of larger capitalization companies. The Portfolio also may invest up to 15% of its assets in equity securities of non-U.S. companies, including ADRs and GDRs.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The shares of mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Some of the Portfolio’s investments will rise and fall based only on investor perception. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard U.S. Small-Mid Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index (ranging from approximately $10.8 million to $10.4 billion as of March 24, 2010). Because “small-mid cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of that company increases such that the company no longer meets the definition of a “small-mid cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research platforms. The Investment Manager believes that contribution of ideas from multiple sources within the firm benefits the generation of investment ideas for consideration by the Portfolio’s portfolio management team. Companies selected for investment in the Portfolio generally have, in the Investment Manager’s opinion, one or more of the following characteristics:

•	sustainable returns

•	strong free cash flow with balance sheet flexibility

•	attractive valuation, utilizing peer group and historical comparisons

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in securities of non-U.S. equity companies, including ADRs and GDRs.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

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The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.2 billion to $185 billion as of March 24, 2010) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard International Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.2 billion to $185 billion as of March 24, 2010) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The Investment Manager currently intends to hold securities, including ADRs, GDRs and common stocks, of between approximately 30 and 55 different issuers on a long-term basis. This strategy could result in lower brokerage costs to the Portfolio and lower taxable distributions. Although the Investment Manager does not anticipate frequent trading in the Portfolio’s securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard International Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time. The Portfolio may invest in companies of any size, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Investment Manager currently intends to hold securities of between approximately 40 to 60 different issuers. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

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Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard International Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers “small non-U.S. companies” to be those non-U.S. companies with market capitalizations, at the time of initial purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the MSCI EAFE Index (based on market capitalization of the Index as a whole, which ranged from approximately $1.2 billion to $185 billion as of March 24, 2010). Because “small non-U.S. companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases so that the company no longer meets the definition of a “small non-U.S. company.”

In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio’s assets invested in particular geographic sectors may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies.

These securities generally have one or more of the following characteristics:

•	the potential to become a larger factor in the company’s business sector

•	significant debt but high levels of free cash flow

•	a relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger companies.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing

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and legal standards, and, potentially, less liquidity.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard Global Listed Infrastructure Portfolio

Investment Objective

The Portfolio seeks total return.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. The Investment Manager focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange. Infrastructure companies typically derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the generation, production, transmission, sale or distribution of energy or natural resources used to produce energy; distribution, purification and treatment of water; provision of communications services and media; management, ownership and/or operation of infrastructure assets or construction, development or financing of infrastructure assets, such as pipelines, toll roads, airports, railroads or ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates, and the Portfolio may invest up to 25% of its net assets in these energy-related MLPs and their affiliates.

The Portfolio seeks to focus its investments in a subset of infrastructure securities that are considered “preferred infrastructure” securities by the Investment Manager. Generally, the Investment Manager considers securities that are more likely to exhibit certain desirable characteristics, such as longevity of the issuer, lower risk of capital loss and revenues linked to inflation, to be “preferred infrastructure” securities.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Portfolio allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries. The allocation of the Portfolio’s assets to emerging market countries may shift from time to time based on the Investment Manager’s judgment and analysis of market conditions.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio back to the U.S. dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

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Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to:

•	regulation by various government authorities, including rate regulation;

•	service interruption due to environmental, operational or other mishaps;

•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;

•	general changes in market sentiment towards infrastructure and utilities assets;

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

•	inexperience with and potential losses resulting from a developing deregulatory environment;

•	costs associated with compliance with and changes in environmental and other regulations; and

•	technological innovations that may render existing plants, equipment or products obsolete.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market

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and other developments than other types of stocks.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

Forward currency contracts may reduce returns or increase volatility, perhaps substantially. These contracts can be illiquid and highly sensitive to changes in the value of the related currency. Forward currency contracts also are subject to the risk of default by the counterparty to the contracts.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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This Portfolio is closed to investment by most new investors. See pages 94-95 for more information.

Lazard Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard Emerging Markets Equity Select Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, ADRs and GDRs, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically focuses on companies with a market capitalization of greater than $3 billion.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Investment Manager currently intends to hold securities of between approximately 30 and 55 different issuers.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard Developing Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries (also known as “developing markets”).

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Portfolio’s investments will generally consist of a portfolio of approximately 60 to 90 securities.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may

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respond differently to market and other developments than other types of stocks.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard Emerging Markets Equity Blend Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, including common stocks, ADRs and GDRs, of non-U.S. companies whose principal activities are located in emerging market countries.

Emerging market countries include all countries represented by the MSCI EM Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Investment Manager will allocate the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The strategy typically focuses on companies with a market capitalization of greater than $3 billion. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The philosophy is implemented by assessing the trade-off between forward earnings growth rates and valuations for an individual security. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The allocation among emerging market countries within each strategy may shift from time to time based on the Investment Manger’s judgment and its analysis of market conditions.

The Investment Manager currently intends to maintain an allocation of approximately 40%-60% of the Portfolio’s assets in each strategy, but the allocation ranges could change in the future without prior notice to shareholders. The Investment Manager will make allocation decisions between the strategies based on quantitative and qualitative analysis through proprietary software models. Quantitative analysis includes, among others, statistical analysis of portfolio risks, factor dependencies and trading tendencies. Qualitative analysis includes, among others, analysis of the global economic environment as well as internal and external research on individual securities, portfolio holdings, attribution factors, behavioral patterns and overall market views and scenarios. The Investment Manager will periodically review the allocation of Portfolio assets between the strategies and modify the relative weightings to emphasize risk or to seek to mitigate risk exposures.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

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Non-domestic securities carry special risks, such as exposure to currency fluctuations, less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The Portfolio invests a portion of its assets in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

The Portfolio invests a portion of its assets in stocks believed by the Investment Manager to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation between the investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Investment Objective, Strategies and Risks

▲

Lazard U.S. High Yield Portfolio

Investment Objective

The Portfolio seeks maximum total return from a combination of capital appreciation and current income.

Principal Investment Strategies

The Portfolio invests primarily in high-yielding U.S. corporate fixed-income securities which, at the time of purchase, are rated below investment grade (lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”). The Portfolio may invest in securities of non-U.S. companies, including, to a limited extent, in companies in, or governments of, emerging market countries.

Under normal circumstances, the Portfolio invests at least 80% of its assets in bonds and other fixed-income securities of U.S. companies rated, at the time of purchase, below investment grade by S&P or Moody’s and as low as the lowest rating assigned by S&P or Moody’s, or the unrated equivalent as determined by the Investment Manager. The Portfolio focuses its investments in high-yielding securities that may be considered “better quality” (B+ or higher by Moody’s or S&P or the unrated equivalent as determined by the Investment Manager). Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks.

The Investment Manager assigns a relative yield spread target to each security purchased, which reflects the trading level at which the Investment Manager believes the security is fully valued. Targets are reviewed periodically, and performance is evaluated on an ongoing basis. The Investment Manager typically sells a security for any of the following reasons:

•	the yield spread declines to a level at which the Investment Manager believes the security no longer reflects relative value

•	the original underlying investment conditions are no longer valid, including a change in the fundamental rationale for the purchase

•	in the opinion of the Investment Manager, the security’s respective asset category or sector has become overvalued relative to investment risks

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

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Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments

•	if there is a decline in the credit quality of a bond, or a perception of a decline, the bond’s value could fall, potentially lowering the Portfolio’s share price

•	the price and yield of non-U.S. debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

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 Lazard Funds Investment Objective, Strategies and Risks

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Lazard Capital Allocator Opportunistic Strategies Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments. The Investment Manager believes that over the long term, and on a risk-adjusted basis, there is no one size fits all approach to asset allocation and that historical relationships coupled with market insights can help develop a global view to identify and anticipate certain secular and cyclical changes. The Investment Manager employs a multi-variable investment strategy incorporating both quantitative and qualitative factors to generate the Portfolio’s asset allocation decisions.

The Portfolio invests primarily in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs), as well as actively managed closed-end funds and ETNs. ETFs and ETNs in which the Portfolio may invest include both ETFs and ETNs designed to correlate directly with an index and ETFs and ETNs designed to correlate inversely with an index. The Portfolio, through Underlying Funds in which it invests, may invest in non-U.S. companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio’s investments generally are categorized by the Investment Manager as falling within the following four categories: thematic, diversifying assets, discounted assets and contrarian/opportunistic.

The Investment Manager makes allocation changes in the Portfolio’s investments based on a forward looking assessment of capital markets using a risk/reward and probability methodology.

The Portfolio may engage in derivatives transactions, including certain foreign currency transactions (which may include forward currency contracts, swap agreements and options), entering into equity and total return swap agreements and writing put and covered call options on securities (including ETFs and ETNs), indexes and currencies, for hedging purposes or to seek to increase returns.

The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

Principal Investment Risks

While stocks (including those in which the Underlying Funds invest) have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Shares of ETFs and closed-end funds in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs and closed-end funds may trade at prices at, below or above their most recent NAV. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not

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trade in the secondary market, but typically are redeemable by the issuer. The Portfolio’s investments in Underlying Funds are subject to the risks of Underlying Funds’ investments, as well as to the general risks of investing in Underlying Funds. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and closed-end funds in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs and closed-end funds, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs and closed-end funds unless an ETF or a closed-end fund has received an exemptive order from the SEC on which the Portfolio may rely or an exemption is available. Many ETFs have received such an exemptive order, and the Portfolio’s reliance is conditioned on compliance with certain conditions of the order. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in Underlying Funds that are registered investment companies to: (1) 3% or less of an Underlying Fund’s voting shares, (2) an Underlying Fund’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of Underlying Funds in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Because the Portfolio will invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s NAV may be relatively more susceptible to adverse effects from any single economic or market occurrence than if the Portfolio’s investments consisted of a larger number of securities.

A contrarian/opportunistic strategy is susceptible to the risk that the Investment Manager’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

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Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility. Many derivatives, such as those used in forward currency contracts, swap agreements and certain options, are subject to the risk of default by the counterparty, in addition to risks of changes in the value of the related currency, security, securities or index. These derivatives also can be illiquid and highly sensitive to changes in the related currency, security, securities or index. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

When the Portfolio lends securities to brokers, dealers and other financial institutions, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

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 Lazard Funds Fund Management

▲

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $129.5 billion as of September 30, 2010. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2009, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid

U.S. Equity Value Portfolio	.70%	.00%

U.S. Strategic Equity Portfolio	.70%	.71%

U.S. Mid Cap Equity Portfolio	.75%	.75%

U.S. Small-Mid Cap Equity Portfolio	.75%	.74%

International Equity Portfolio	.75%	.75%

International Equity Select Portfolio	.85%	.00%

International Strategic Equity Portfolio	.75%	.75%

International Small Cap Equity Portfolio	.75%	.71%

Global Listed Infrastructure Portfolio	.90%	.00%	*

Emerging Markets Equity Portfolio	1.00%	1.00%

Emerging Markets Equity Select Portfolio	1.00%	N/A%	†

Developing Markets Equity Portfolio	1.00%	.43%

Emerging Markets Equity Blend Portfolio	1.05%	N/A%		†

U.S. High Yield Portfolio	.55%	.21%

Capital Allocator Opportunistic Strategies Portfolio	1.00%	.88%

*	The Portfolio commenced investment operations on December 31, 2009.

†	The Portfolio had not commenced investment operations as of December 31, 2009.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios, and the Investment Manager is available in the Fund’s annual report to shareholders for the year ended December 31, 2009.

The Investment Manager has a contractual agreement to waive its fee and, if necessary, reimburse each Portfolio through April 30, 2011 (April 30, 2012 for U.S. Equity Value Portfolio and U.S. Strategic Equity Portfolio), to the extent Total Annual Portfolio Operating Expenses exceed the amounts shown below (expressed as a percentage of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolios.

Name of Portfolio	Institutional Shares	Open Shares

U.S. Equity Value Portfolio*	.75%	1.05%

U.S. Strategic Equity Portfolio	.75%	1.05%

U.S. Mid Cap Equity Portfolio	1.05%	1.35%

U.S. Small-Mid Cap Equity Portfolio	1.15%	1.45%

International Equity Portfolio	1.05%	1.35%

International Equity Select Portfolio	1.15%	1.45%

International Strategic Equity Portfolio	1.15%	1.45%

International Small Cap Equity Portfolio	1.13%	1.43%

Global Listed Infrastructure Portfolio	1.30%	1.60%

Emerging Markets Equity Portfolio	1.30%	1.60%

Emerging Markets Equity Select Portfolio	1.30%	1.60%

Developing Markets Equity Portfolio	1.30%	1.60%

Emerging Markets Equity Blend Portfolio	1.35%	1.65%

U.S. High Yield Portfolio	.55%	.85%

Capital Allocator Opportunistic Strategies Portfolio**	1.02%	1.32%

*

This agreement continues in effect from May 1, 2012 through April 30, 2020, at levels of 1.10% and 1.40% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively.

**

The addition of Acquired Fund Fees and Expenses will cause Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement to exceed the maximum amounts of 1.02% and 1.32% for Institutional Shares and Open Shares, respectively, agreed to by the Investment Manager.

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Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

U.S. Equity Value Portfolio—Andrew D. Lacey#, Nicholas Sordoni, Ronald Temple (since February 2009) and J. Richard Tutino

U.S. Strategic Equity Portfolio—Christopher H. Blake, Robert A. Failla and Andrew D. Lacey# and Ronald Temple (since February 2009)

U.S. Mid Cap Equity Portfolio—Christopher H. Blake (since November 2001), Daniel Breslin (since October 2010), Robert A. Failla (since July 2005) and Andrew D. Lacey# (since January 2001)

U.S. Small-Mid Cap Equity Portfolio—Daniel Breslin (since May 2007), Michael DeBernardis and Robert A. Failla (each since October 2010) and Andrew D. Lacey* (since May 2003)

International Equity Portfolio—Michael A. Bennett (since May 2003), Michael G. Fry (since November 2005), Michael Powers (since May 2003) and John R. Reinsberg#

International Equity Select Portfolio—Michael G. Fry (since May 2010), Michael A. Bennett (since May 2003), James M. Donald and Kevin J. Matthews (each since May 2010), Michael Powers (since May 2003) and John R. Reinsberg*

International Strategic Equity Portfolio—Mark Little, Michael A. Bennett (since September 2008), Robin O. Jones (since May 2009), Brian Pessin and John R. Reinsberg#

International Small Cap Equity Portfolio—Brian Pessin (since January 2003), John R. Reinsberg* and Edward Rosenfeld (since May 2007)

Global Listed Infrastructure Portfolio—John Mulquiney and Warryn Robertson

Emerging Markets Equity Portfolio—Rohit Chopra (since May 2007), James M. Donald (since November 2001), Erik McKee (since July 2008) and John R. Reinsberg*

Emerging Markets Equity Select Portfolio—Rohit Chopra, James M. Donald, Erik McKee and John R. Reinsberg*

Developing Markets Equity Portfolio—James M. Donald†, Peter Gillespie, Kevin O’Hare and John R. Reinsberg*

Emerging Markets Equity Blend Portfolio—Jai Jacob, James M. Donald and Kevin O’Hare

U.S. High Yield Portfolio—J. William Charlton (since November 2002) and Thomas M. Dzwil (since May 2003)

Capital Allocator Opportunistic Strategies Portfolio—David R. Cleary and Christopher Komosa

#	In addition to his oversight responsibility, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

*

As a Deputy Chairman of the Investment Manager, Mr. Lacey or Mr. Reinsberg, as the case may be, is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

†	As head of the Emerging Markets Group, Mr. Donald is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Unless otherwise indicated, each portfolio manager has served in that capacity since the relevant Portfolio’s inception (for Portfolios that have not yet commenced operations, the listed portfolio managers are anticipated to serve upon commencement of operations).

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Equity teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Chartered Financial Analyst (“CFA”) Charterholder.

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment

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Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Daniel Breslin, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity and U.S. Mid Cap Equity teams. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

J. William Charlton, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. High Yield Fixed Income team. Prior to joining the Investment Manager in 2002, Mr. Charlton worked at Offitbank.

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley.

David R. Cleary, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team and provides oversight to the U.S. Fixed Income platform. Prior to joining the Investment Manager in 1994, Mr. Cleary was with Union Bank of Switzerland and IBJ Schroeder. Mr. Cleary is a CFA Charterholder.

Michael DeBernardis, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Small-Mid Cap Equity and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney. He began working in the investment field in 1996.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team and Head of the Emerging Markets Group. Prior to joining the Investment Manager in 1996, Mr. Donald was a portfolio manager with Mercury Asset Management. Mr. Donald is a CFA Charterholder.

Thomas M. Dzwil, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. High Yield Fixed Income team. Prior to joining the Investment Manager in 2002, Mr. Dzwil worked at Offitbank.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams. Prior to joining the Investment Manager in 2003, he was a portfolio manager with AllianceBernstein. He began working in the investment field in 1993 and is a CFA Charterholder.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Peter Gillespie, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team. Prior to joining the Investment Manager in 2007, he was a portfolio manager at Newgate Capital, LLP, GE Asset Management and an analyst at Sinta Capital Corp. Mr. Gillespie is a CFA Charterholder.

Jai Jacob, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Multi-Strategy team. Mr. Jacob began working in the investment field in 1998 when he joined the Investment Manager.

Robin O. Jones, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity team. Prior to rejoining the Investment Manager in 2007, Mr. Jones was a portfolio manager for Bluecrest Capital Management since 2006. Mr. Jones initially joined the Investment Manager in 2002, when he began working in the investment field.

Christopher Komosa, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Capital Allocator Series team. Prior to joining the Investment Manager in 2006, Mr. Komosa was with Permal Asset Management, Pinnacle International Management, Caxton Associates and Graham Capital. Mr. Komosa is a CFA Charterholder.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for oversight of U.S. and Global

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strategies. He also is a portfolio manager/analyst on various of the Investment Manager’s U.S. Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Mark Little, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s International Strategic Equity team. Prior to joining the Investment Manager in 1997, Mr. Little was a manager with the Coopers & Lybrand corporate finance practice. He began working in the investment field in 1992.

Kevin J. Matthews, a Director of the Investment Manager, is a portfolio manager/analyst on the International Equity Select team. Prior to joining the International Equity Select team, Mr. Matthews was a research analyst on the Global Research Platform, with a background in financial, automotive, aerospace and capital goods sectors. He began working in the investment field in 2001 when he joined the Investment Manager.

Erik McKee, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Emerging Markets Equity team, focusing on the materials and industrials sectors. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. McKee was with Bank of America and Unibanco in Sao Paulo, Brazil.

John Mulquiney is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure team. Prior to joining the Investment Manager in August 2005, Mr. Mulquiney worked at Tyndall Australia and in the Asset and Infrastructure Group at Macquarie Bank, where he undertook transactions and developed valuation models for airports, electricity generators, rail projects and health infrastructure. Mr. Mulquiney is a CFA Charterholder.

Kevin O’Hare, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. He began working in the investment field in 1991. Prior to joining the Investment Manager in 2001, Mr. O’Hare was with Merrill Lynch and Moore Capital Management. Mr. O’Hare is a CFA Charterholder.

Brian Pessin, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams. Prior to joining the Investment Manager in 1999, Mr. Pessin was associated with Dawson, Samberg Capital Management, Gabelli & Company and Auerbach, Grayson & Co. He has been working in the investment field since 1994 and is a CFA Charterholder.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. He began working in the investment field in 1990 when he joined the Investment Manager.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for oversight of International and Global strategies. He also is a portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Warryn Robertson is a portfolio manager/analyst on the Investment Manager’s Global Listed Infrastructure team. Prior to joining the Investment Manager in April 2001, Mr. Robertson spent three years with Capital Partners, an independent advisory house, where he was an associate director developing business valuations for infrastructure assets and other alternative equity investments including airports, toll roads, timber plantations, power stations and coal mines. Mr. Robertson is a member of the Securities Institute of Australia and the Institute of Chartered Accountants.

Edward Rosenfeld, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams. He began working in the investment industry in 1996. Prior to joining the Investment Manager in 2001, Mr. Rosenfeld was an analyst with J.P. Morgan.

Nicholas Sordoni, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value team. Prior to joining the Investment Manager in 2002, Mr. Sordoni was an Equity Research Associate at Credit Suisse First Boston covering the health care industry. Mr. Sordoni began working in the investment field in 1997. Mr. Sordoni is a CFA Charterholder.

Ronald Temple, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s U.S. Equity teams. In addition, Mr. Temple is a Co-Director of Research and a Research Analyst on the Global Research Platform, primarily

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covering the financials sector. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

J. Richard Tutino, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s U.S. Equity Value and U.S. Equity Select teams. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information (“SAI”).

Advisory Board

An Advisory Board of three external advisors assists the portfolio managers in formulating policy for management of Lazard Capital Allocator Opportunistic Strategies Portfolio. The members of this team are Herbert W. Gullquist, Senior Advisor of the Investment Manager, Victor A. Canto, PhD, founder and chairman of La Jolla Economics (an economics consulting firm), and John Reese, a former Managing Director of the Investment Manager. The Advisory Board is not responsible for managing the Portfolio on a day-to-day basis.

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of non-domestic securities.

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 Lazard Funds Shareholder Information

▲

General

Portfolio shares are sold and redeemed, without a sales charge, on a continuous basis at the NAV next determined after an order in proper form is received by the Transfer Agent or another authorized entity.

The Fund determines the NAV of each Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors (the “Board”).

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of non-domestic securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Non-domestic securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Minimum Investment

All purchases made by check should be in U.S. Dollars and made payable to “The Lazard Funds, Inc.” Third party checks will not be accepted. The Fund will not accept cash or cash equivalents (such as currency, money orders or travelers checks) for the purchase of Fund shares. Please note the following minimums in effect for initial investments:

Institutional Shares	$100,000

Open Shares	$2,500

IRA Rollover/Transfer (Open Shares only)	$2,500

The subsequent investment minimum is $50.

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into arrangements with the Fund or the Distributor and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and asset-based or wrap programs. Please consult your financial intermediary for information about minimum investment requirements. The Fund reserves the right to change or waive the minimum initial, and subsequent, investment requirements at any time.

The Fund reserves the right to close a Portfolio to investors at any time.

Lazard Emerging Markets Equity Portfolio Closed to Most New Investors

Effective as of the close of business on July 19, 2010, the Portfolio was generally closed to new investors. Those investors who did not own shares of the Portfolio on July 19, 2010 may open new accounts in the Portfolio only through certain products managed by the Investment Manager that maintain an allocation to the Portfolio, certain retirement or employee benefit plans (including 401(k) and other defined contribution plans) under the same primary tax identification number and certain other approved financial institutions or programs. Additionally, employees of the Investment Manager and members of the Board may open new accounts in the Portfolio. All current shareholders with open accounts may purchase additional shares of the Portfolio and continue, or elect, to reinvest dividends and capital gains distributions in shares of the Portfolio. The Fund may make certain exceptions

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or otherwise modify this policy at any time. The Fund reserves the right, at any future date, to open the Portfolio to all investors or to further close the Portfolio, including closing the Portfolio to additional investment by current shareholders or to the categories of investors who currently may open new accounts.

Investors may be required to demonstrate eligibility to purchase shares of the Portfolio before an investment is accepted. For questions about qualifying to purchase shares of the Portfolio, please call 800-823-6300.

How to Buy Shares

Through the Transfer Agent:

Shareholders who do not execute trades through a brokerage account should submit their purchase requests to the Transfer Agent by telephone or mail, as follows:

Initial Purchase

By Mail

1.	Complete a Purchase Application. Indicate the services to be used.

2.	Send the Purchase Application and a check for $2,500 or more for Open Shares, or $100,000 or more for Institutional Shares, payable to “The Lazard Funds, Inc.” to:

regular mail
The Lazard Funds, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Attention: (Name of Portfolio and Class of Shares)

overnight delivery
The Lazard Funds, Inc.
30 Dan Road
Canton, Massachusetts 02021-2809

By Wire

Your bank may charge you a fee for this service.

1.	Call (800) 986-3455 toll-free from any state and provide the following:

•	the Portfolio(s) and Class of shares to be invested in

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number

•	dividend payment election

•	amount to be wired

•	name of the wiring bank, and

•	name and telephone number of the person to be contacted in connection with the order.

An account number will then be assigned.

2.

Instruct the wiring bank to transmit the specified amount in federal funds, giving the wiring bank the account name(s) and assigned account number, to State Street:

ABA #: 011000028
State Street Bank and Trust Company
Boston, Massachusetts
Custody and Shareholder Services Division
DDA 9905-2375
Attention: (Name of Portfolio and Class of Shares)
The Lazard Funds, Inc.
Shareholder’s Name and Account Number

3.	Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the address set forth in Item 2 under “Initial Purchase–By Mail” above.

Additional Purchases

By Mail

1.	Make a check payable to “The Lazard Funds, Inc.” Write the shareholder’s account number on the check.

2.	Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the address set forth in Item 2 under “Initial Purchase–By Mail” above.

By Wire

Instruct the wiring bank to transmit the specified amount in federal funds to State Street, as instructed in Item 2 under “Initial Purchase–By Wire” above.

By ACH

Shareholders may purchase additional shares of a Portfolio by automated clearing house (“ACH”). To set up the ACH purchases option, call (800) 986-3455. ACH is similar to making Automatic Investments (described below under “Shareholder Information—Investor Services—Automatic Investments”), except that shareholders may choose the date on which to make the purchase. The Fund will need a voided check or deposit slip before shareholders may purchase by ACH.

By Exchange

Shareholders may purchase additional shares of a Portfolio by exchange from another Portfolio, as described below

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under “Shareholder Information—Investor Services—Exchange Privilege.”

Through a Lazard Brokerage Account

Shareholders who have a brokerage account with Lazard Capital Markets LLC should contact their account representative for specific instructions on how to purchase Portfolio shares.

Purchases through the Automatic Investment Plan
(Minimum $50)

Investors may participate in the Automatic Investment Plan by making subsequent investments in Open Shares of a Portfolio at regular intervals selected by the investor. The Automatic Investment Plan enables an investor to make regularly scheduled investments and may provide investors with a convenient way to invest for long-term financial goals. To enroll in the Automatic Investment Plan, call (800) 986-3455.

Individual Retirement Accounts (Open Shares Only)

The Fund may be used as an investment for IRAs. Completion of a Lazard Funds IRA application is required. For a Direct IRA Account (an account other than an IRA rollover) a $5 establishment fee and a $15 annual maintenance and custody fee is payable to State Street for each IRA Fund account; in addition, a $10 termination fee will be charged and paid to State Street when the account is closed. For more information on IRAs, call (800) 986-3455.

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their shareholders, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase or exchange request that could adversely affect the Portfolio, its operations or its shareholders, including those requests from any individual or group who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices, and where a particular account appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that account or may temporarily or permanently terminate the availability of the exchange privilege, or reject in whole or part any exchange request, with respect to such investor’s account. The Fund may deem a shareholder to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the shareholder’s account. For instance, the Fund may determine that the shareholder’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular account that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. An investor who makes more than six exchanges per Portfolio during any twelve-month period, or who makes exchanges that appear to coincide with a market timing strategy, may be deemed to be engaged in excessive trading. In certain cases, the Fund may deem a single “roundtrip” trade or exchange (redeeming or exchanging a Portfolio’s shares followed by purchasing or exchanging into shares of that Portfolio) as a violation of the Fund’s policy against abusive trading practices. The Fund’s actions may not be subject to appeal.

Each Portfolio deducts a 1.00% redemption fee on sales of shares owned for 30 days or less (not charged on shares acquired through reinvestment of dividends or distributions), except that no redemption fee will be charged with respect to shares purchased through certain omnibus account and other service arrangements established by certain brokers and other financial intermediaries and approved by the Distributor and under certain other circumstances. See “Shareholder

96Prospectus

Information—How to Sell Shares—Redemption Fee” below.

Redemption fees are only one way for the Fund to deter abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

As described below, the Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the investor redeeming shares is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. The Fund’s policy on abusive trading practices does not apply to automatic investment or automatic exchange privileges.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-U.S. markets, including Lazard Capital Allocator Opportunistic Strategies Portfolio, which may invest in Underlying Funds that invest in securities trading in non- U.S. markets, may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of 0.25% of the value of the average daily net assets of each Portfolio’s Open Shares, for distribution and services provided to holders of Open Shares. Because these fees are paid out of each Portfolio’s assets on an on-going basis, over time these recurring fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Institutional Shares do not pay a rule 12b-1 fee. Third parties may receive payments pursuant to the 12b-1 plan.

The Investment Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares and/or provide marketing, shareholder servicing, account administration or other services. Such payments are in addition to any fees paid by the Fund under rule 12b-1.

The receipt of such payments pursuant to the 12b-1 plan or from the Investment Manager or Distributor could create an incentive for the third parties to offer a Portfolio instead of other mutual funds where such payments are not received. Further information is contained in the SAI, and you should consult your financial intermediary for further details.

How to Sell Shares

General

Checks for sale proceeds ordinarily will be mailed within seven days. Where the shares to be sold have been purchased by check or through the Automatic Investment Plan, the sale proceeds, net of any applicable redemption fee, will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days. Redemption requests also may be satisfied, in whole or in part, through a redemption-in-kind (a payment in portfolio securities instead of cash).

Redemption Fee

Each Portfolio will impose a redemption fee equal to 1.00% of the NAV of Portfolio shares acquired by purchase or exchange and redeemed or exchanged within 30 days after such shares were acquired. This fee will be calculated based on the shares’ NAV at redemption and deducted from the redemption proceeds. The fee will be retained by each Portfolio and used primarily to offset the

Prospectus97

transaction costs that short-term trading imposes on each Portfolio and its remaining shareholders. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions. For purposes of calculating the 30-day holding period, the Fund will first redeem shares acquired through the reinvestment of dividends or distributions and then will employ the “first in, first out” method, which assumes that the shares redeemed or exchanged are the ones held the longest.

The Fund, in its discretion, may waive or reverse the redemption fee for Portfolio shares redeemed or exchanged: (1) through systematic, nondiscretionary rebalancing or asset allocation programs that have been approved by the Distributor; (2) in connection with the Fund’s Systematic Withdrawal Plan, described below; (3) by a fund-of-funds; (4) involuntarily, such as a redemption resulting from failure to maintain a minimum investment or due to a Portfolio merger or liquidation; (5) in connection with a conversion from one share class to another share class of the same Portfolio; (6) in the event of shareholder death or post-purchase disability; (7) to return an excess contribution in an IRA or qualified plan account; (8) in connection with required minimum distributions from an IRA or qualified plan account; (9) in programs with financial intermediaries that include on their platforms qualified default investment alternatives for participant-directed individual account plans (with respect to which Department of Labor regulations restrict the imposition of redemption fees and similar fees) and where adequate systems designed to deter abusive trading practices are in place; (10) by certain accounts under situations deemed appropriate by the Fund, including where the capability to charge a fee does not exist or is not practical and where adequate systems designed to deter abusive trading practices are in place; or (11) in the event of transactions documented as inadvertent or prompted by bona fide emergencies or other exigent circumstances. In certain situations, a financial intermediary, wrap sponsor or other omnibus account holder may apply the Portfolios’ redemption fees to the accounts of their underlying shareholders. If this is the case, the Portfolios will rely in part on the account holder to monitor and assess the redemption fee on the underlying shareholder accounts in accordance with this Prospectus. The redemption fee may be waived, modified or terminated at any time, or from time to time, without advance notice.

Selling Shares

Through the Transfer Agent:

Shareholders who do not execute trades through a brokerage account should submit their sale requests to the Transfer Agent by telephone or mail, as follows:

By Telephone:

A shareholder may redeem shares by calling the Transfer Agent. To redeem shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such redemption. To place a redemption request, or to have the telephone redemption privilege added to your account, please call the Transfer Agent’s toll-free number, (800) 986-3455. In order to confirm that telephone instructions for redemptions are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

By Mail:

1.

Write a letter of instruction to the Fund. Indicate the dollar amount or number of shares to be sold, the Portfolio and Class, the shareholder’s account number, and social security or taxpayer identification number.

2.	Sign the letter in exactly the same way the account is registered. If there is more than one owner of the account, all must sign.

3.

If shares to be sold have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by a notary public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. In addition, all redemption requests that include instructions for redemption proceeds to be sent somewhere other than the address on file must be signature guaranteed.

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4.	Send the letter to the Transfer Agent at the following address:

regular mail
The Lazard Funds, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Attention: (Name of Portfolio and Class of Shares)

overnight delivery
The Lazard Funds, Inc.
30 Dan Road
Canton, Massachusetts 02021-2809

Through a Lazard Brokerage Account:

Shareholders who have a brokerage account with Lazard Capital Markets LLC should contact their account representative for specific instructions on how to sell Portfolio shares.

Investor Services

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Portfolio or another Portfolio.

Automatic Investments allows you to purchase Open Shares through automatic deductions from a designated bank account.

Systematic Withdrawal Plan allows you to receive payments at regularly scheduled intervals if your account holds at least $10,000 in Portfolio shares at the time plan participation begins. The maximum regular withdrawal amount for monthly withdrawals is 1% of the value of your Portfolio shares at the time plan participation begins.

Exchange Privilege allows you to exchange shares of one Portfolio that have been held for seven days or more for shares of the same Class of another Portfolio in an identically registered account. Shares will be exchanged at the next determined NAV, subject to any applicable redemption fee. There is no other cost associated with this service. All exchanges are subject to the minimum initial investment requirements.

A shareholder may exchange shares by writing or calling the Transfer Agent. To exchange shares by telephone, the shareholder must have properly completed and submitted to the Transfer Agent either a Purchase Application authorizing such exchanges or a signed letter requesting that the exchange privilege be added to the account. The Transfer Agent’s toll-free number for exchanges is (800) 986-3455. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided.

The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order, or to otherwise modify or discontinue the exchange privilege at any time. If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. See “Shareholder Information—How to Buy Shares—Market Timing/ Excessive Trading” for more information about restrictions on exchanges.

General Policies

In addition to the policies described above, the Fund reserves the right to:

•	redeem an account, with notice, if the value of the account falls below $1,000 due to redemptions

•	convert Institutional Shares held by a shareholder whose account is less than $100,000 to Open Shares, upon written notice to the shareholder

•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

•	change or waive the required minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions received without notice, excessive trading, or during unusual market conditions)

•	make a redemption-in-kind (a payment in portfolio securities instead of in cash) if it is determined that a redemption is too large and/or may cause harm to a Portfolio and its shareholders

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Also in addition to the policies described above, the Fund may refuse or restrict purchase or exchange requests for Portfolio shares by any person or group if, in the judgment of the Fund’s management:

•	a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected

•	a Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets)

The Fund also reserves the right to close a Portfolio to investors at any time.

Account Policies, Dividends and Taxes

Account Statements

You will receive quarterly statements detailing your account activity. All investors will also receive an annual statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations of each trade executed in your account.

To reduce expenses, only one copy of the most recent annual and semi-annual reports of the Fund may be mailed to your household, even if you have more than one account with the Fund. Call (800) 542-1061 if you need additional copies of annual or semi-annual reports. Call the Transfer Agent at the telephone number listed on the back cover if you need account information.

Dividends and Distributions

Income dividends are normally declared each business day and paid monthly for U.S. High Yield Portfolio. For Global Listed Infrastructure Portfolio, income dividends, if any, are anticipated to be paid quarterly. For all other Portfolios, income dividends are anticipated to be paid annually. Net capital gains, if any, are normally distributed annually, but may be distributed more frequently. Annual year end distribution estimates are expected to be available on or about November 18, 2010 at www.LazardNet.com or by calling (800) 823-6300. Estimates for any “spillback” distributions (income and/or net capital gains from the 2009 fiscal year that were not distributed by December 31, 2009) are expected to be available on or about August 10, 2010 at www.LazardNet.com or by calling (800) 823-6300.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at the NAV on the ex-dividend date, and credited to the shareholder’s account on the payment date or, at the shareholder’s election, paid in cash. Each share Class of the Portfolio will generate a different dividend because each has different expenses. Dividend checks and account statements will be mailed approximately two business days after the payment date.

Tax Information

Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Portfolio.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares. An exchange of a Portfolio’s shares for shares of another Portfolio will be treated as a sale of the Portfolio’s shares, and any gain on the transaction may be subject to income taxes.

Keep in mind that distributions may be taxable to you at different rates which depend on the length of time a Portfolio held the applicable investment, not the length of time that you held your Portfolio shares. The tax status of any distribution is the same regardless of how long you have been in a Portfolio and whether you reinvest your distributions or take them in cash. High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. When you do sell your Portfolio shares, a taxable capital gain or loss may be realized, except for IRA or other tax-deferred accounts.

Federal law requires a Portfolio to withhold taxes on distributions paid to shareholders who:

•	fail to provide a social security number or taxpayer identification number

•	fail to certify that their social security number or taxpayer identification number is correct

•	fail to certify that they are exempt from withholding

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 Lazard Funds Financial Highlights

▲

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years or, if shorter, the period of each Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), if any. This information has been audited by Anchin, Block & Anchin LLP, whose report, along with each Portfolio’s financial statements, is included in the annual report, which is available upon request.

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LAZARD U.S. EQUITY VALUE PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended				For the Period 9/30/05* to 12/31/05
	12/31/09	12/31/08	12/31/07	12/31/06

Institutional Shares
Net asset value, beginning of period	$7.00	$11.25	$11.73	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.12	0.18	0.17	0.18	0.03
Net realized and unrealized gain (loss)	1.62	(4.26)	0.05	2.33	0.02

Total from investment operations	1.74	(4.08)	0.22	2.51	0.05

Less distributions from:
Net investment income	(0.12)	(0.17)	(0.15)	(0.62)	(0.03)
Net realized gains	—	—	(0.55)	(0.18)	—

Total distributions	(0.12)	(0.17)	(0.70)	(0.80)	(0.03)

Redemption fees	—	—	— (c)	—	—

Net asset value, end of period	$8.62	$7.00	$11.25	$11.73	$10.02

Total Return (b)	24.81%	(36.18)%	1.65%	25.23%	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,464	$6,554	$8,488	$390	$90
Ratios to average net assets:
Net expenses (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (d)	3.44%	3.21%	3.56%	112.90%	388.31%
Net investment income (d)	1.60%	1.90%	1.40%	1.57%	1.17%
Portfolio turnover rate	62%	97%	83%	95%	13%

Selected data for a share of capital stock outstanding throughout each period	Year Ended				For the Period 9/30/05* to 12/31/05
	12/31/09	12/31/08	12/31/07	12/31/06

Open Shares
Net asset value, beginning of period	$7.04	$11.31	$11.77	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.09	0.15	0.13	0.12	0.02
Net realized and unrealized gain (loss)	1.64	(4.28)	0.06	2.37	0.02

Total from investment operations	1.73	(4.13)	0.19	2.49	0.04

Less distributions from:
Net investment income	(0.10)	(0.14)	(0.11)	(0.56)	(0.02)
Net realized gains	—	—	(0.55)	(0.18)	—

Total distributions	(0.10)	(0.14)	(0.66)	(0.74)	(0.02)

Redemption fees	— (c)	—	0.01	—	—

Net asset value, end of period	$8.67	$7.04	$11.31	$11.77	$10.02

Total Return (b)	24.49%	(36.43)%	1.59%	24.83%	0.41%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$300	$134	$341	$240	$10
Ratios to average net assets:
Net expenses (d)	1.30%	1.30%	1.30%	1.30%	1.30%
Gross expenses (d)	5.52%	12.10%	9.40%	138.32%	596.46%
Net investment income (d)	1.15%	1.56%	1.02%	1.05%	0.86%
Portfolio turnover rate	62%	97%	83%	95%	13%

*	Commencement of operations.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. A period of less than one year is not annualized.

(c)	Amount is less than $0.01 per share.

(d)	Annualized for a period of less than one year.

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LAZARD U.S. STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$6.26	$10.03	$11.81	$10.38	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.08	0.12	0.11	0.08	0.09
Net realized and unrealized gain (loss)	1.68	(3.65)	(0.04)	1.73	0.41

Total from investment operations	1.76	(3.53)	0.07	1.81	0.50

Less distributions from:
Net investment income	—	(0.12)	(0.12)	(0.07)	(0.03)
Net realized gains	—	(0.12)	(1.73)	(0.31)	(0.09)

Total distributions	—	(0.24)	(1.85)	(0.38)	(0.12)

Redemption fees	—	—	—	— (c)	—

Net asset value, end of year	$8.02	$6.26	$10.03	$11.81	$10.38

Total Return (b)	28.12%	(35.43)%	0.33%	17.44%	4.99%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$66,153	$54,749	$88,242	$117,194	$15,085
Ratios to average net assets:
Net expenses	1.05%	1.05%	0.98%	1.05%	1.16%
Gross expenses	1.09%	1.06%	0.98%	1.35%	13.80%
Net investment income	1.26%	1.45%	0.86%	0.71%	0.90%
Portfolio turnover rate	76%	82%	58%	82%	53%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$6.28	$10.05	$11.83	$10.39	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.07	0.10	0.06	— (c)	0.06
Net realized and unrealized gain (loss)	1.67	(3.65)	(0.03)	1.79	0.35

Total from investment operations	1.74	(3.55)	0.03	1.79	0.41

Less distributions from:
Net investment income	—	(0.10)	(0.08)	(0.04)	—
Net realized gains	—	(0.12)	(1.73)	(0.31)	(0.09)

Total distributions	—	(0.22)	(1.81)	(0.35)	(0.09)

Redemption fees	—	—	— (c)	—	0.07

Net asset value, end of year	$8.02	$6.28	$10.05	$11.83	$10.39

Total Return (b)	27.71%	(35.63)%	(0.07)%	17.20%	4.79%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$8,945	$7,218	$11,558	$11,836	$234
Ratios to average net assets:
Net expenses	1.35%	1.35%	1.35%	1.35%	1.50%
Gross expenses	1.39%	1.51%	1.40%	7.38%	33.06%
Net investment income	0.96%	1.15%	0.50%	0.03%	0.58%
Portfolio turnover rate	76%	82%	58%	82%	53%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Prospectus103

LAZARD U.S. MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$7.50	$12.46	$14.41	$13.23	$13.20

Income (loss) from investment operations:
Net investment income (a)	0.08	0.15	0.12	0.09	0.09
Net realized and unrealized gain (loss)	2.81	(4.93)	(0.51)	1.88	1.07

Total from investment operations	2.89	(4.78)	(0.39)	1.97	1.16

Less distributions from:
Net investment income	(0.08)	(0.18)	(0.11)	(0.08)	(0.07)
Net realized gains	—	—	(1.45)	(0.71)	(1.06)

Total distributions	(0.08)	(0.18)	(1.56)	(0.79)	(1.13)

Redemption fees	— (c)	— (c)	— (c)	— (c)	—

Net asset value, end of year	$10.31	$7.50	$12.46	$14.41	$13.23

Total Return (b)	38.49%	(38.33)%	(2.93)%	14.85%	8.89%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$143,267	$103,650	$277,953	$235,367	$171,912
Ratios to average net assets:
Net expenses	0.91%	0.89%	0.87%	0.89%	0.93%
Gross expenses	0.91%	0.89%	0.87%	0.89%	0.93%
Net investment income	0.90%	1.41%	0.81%	0.66%	0.67%
Portfolio turnover rate	77%	81%	100%	76%	80%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$7.40	$12.29	$14.23	$13.07	$13.06

Income (loss) from investment operations:
Net investment income (a)	0.05	0.13	0.09	0.05	0.05
Net realized and unrealized gain (loss)	2.78	(4.87)	(0.51)	1.86	1.05

Total from investment operations	2.83	(4.74)	(0.42)	1.91	1.10

Less distributions from:
Net investment income	(0.05)	(0.15)	(0.07)	(0.04)	(0.03)
Net realized gains	—	—	(1.45)	(0.71)	(1.06)

Total distributions	(0.05)	(0.15)	(1.52)	(0.75)	(1.09)

Redemption fees	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$10.18	$7.40	$12.29	$14.23	$13.07

Total Return (b)	38.26%	(38.53)%	(3.17)%	14.57%	8.53%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$69,737	$64,372	$158,062	$80,410	$54,370
Ratios to average net assets:
Net expenses	1.17%	1.15%	1.13%	1.18%	1.23%
Gross expenses	1.17%	1.15%	1.13%	1.18%	1.23%
Net investment income	0.64%	1.17%	0.58%	0.37%	0.35%
Portfolio turnover rate	77%	81%	100%	76%	80%

(a)	Net investment income has been computed using the average shares method.

(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

(c)	Amount is less than $0.01 per share.

104Prospectus

LAZARD U.S. SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$7.59	$11.58	$14.44	$15.40	$18.84

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.01	0.04	0.02	0.02
Net realized and unrealized gain (loss)	4.22	(4.00)	(0.87)	2.60	0.76

Total from investment operations	4.21	(3.99)	(0.83)	2.62	0.78

Less distributions from:
Net investment income	—	—	(0.04)	(0.01)	(0.02)
Net realized gains	—	—	(1.99)	(3.57)	(4.20)

Total distributions	—	—	(2.03)	(3.58)	(4.22)

Redemption fees	—	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$11.80	$7.59	$11.58	$14.44	$15.40

Total Return (b)	55.47%	(34.46)%	(6.38)%	17.11%	4.31%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$56,042	$36,934	$109,853	$196,483	$253,236
Ratios to average net assets:
Net expenses	1.22%	1.13%	0.93%	0.91%	0.88%
Gross expenses	1.23%	1.13%	0.93%	0.91%	0.88%
Net investment income (loss)	(0.12)%	0.08%	0.24%	0.10%	0.10%
Portfolio turnover rate	195%	138%	98%	86%	87%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$7.46	$11.43	$14.27	$15.29	$18.78

Income (loss) from investment operations:
Net investment loss (a)	(0.04)	(0.03)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	4.14	(3.94)	(0.84)	2.58	0.75

Total from investment operations	4.10	(3.97)	(0.85)	2.55	0.71

Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	—	—	(1.99)	(3.57)	(4.20)

Total distributions	—	—	(1.99)	(3.57)	(4.20)

Redemption fees	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$11.56	$7.46	$11.43	$14.27	$15.29

Total Return (b)	54.96%	(34.73)%	(6.60)%	16.77%	3.93%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$19,531	$10,500	$25,203	$35,627	$37,057
Ratios to average net assets:
Net expenses	1.51%	1.49%	1.25%	1.23%	1.19%
Gross expenses	1.52%	1.49%	1.25%	1.23%	1.19%
Net investment loss	(0.40)%	(0.26)%	(0.07)%	(0.21)%	(0.21)%
Portfolio turnover rate	195%	138%	98%	86%	87%

(a)	Net investment income (loss) has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Porffolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Prospectus105

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$10.50		$17.55	$16.31	$14.00	$12.91

Income (loss) from investment operations:
Net investment income (a)	0.26		0.36	0.36	0.33	0.26
Net realized and unrealized gain (loss)	2.38		(7.00)	1.42	2.83	1.16

Total from investment operations	2.64		(6.64)	1.78	3.16	1.42

Less distributions from:
Net investment income	—	(c)	(0.41)	(0.54)	(0.85)	(0.33)

Total distributions	—	(c)	(0.41)	(0.54)	(0.85)	(0.33)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$13.14		$10.50	$17.55	$16.31	$14.00

Total Return (b)	25.19%		(37.75)%	10.96%	22.92%	11.25%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$139,070		$119,870	$335,323	$701,145	$1,035,346
Ratios to average net assets:
Net expenses	0.99%		0.93%	0.89%	0.84%	0.89%
Gross expenses	0.99%		0.93%	0.89%	0.84%	0.89%
Net investment income	2.33%		2.47%	2.08%	2.14%	2.03%
Portfolio turnover rate	66%		44%	50%	68%	60%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$10.60		$17.69	$16.40	$14.03	$12.94

Income (loss) from investment operations:
Net investment income (a)	0.22		0.31	0.32	0.25	0.23
Net realized and unrealized gain (loss)	2.42		(7.04)	1.41	2.87	1.16

Total from investment operations	2.64		(6.73)	1.73	3.12	1.39

Less distributions from:
Net investment income	—		(0.36)	(0.44)	(0.75)	(0.30)

Total distributions	—		(0.36)	(0.44)	(0.75)	(0.30)

Redemption fees	—		— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$13.24		$10.60	$17.69	$16.40	$14.03

Total Return (b)	24.91%		(37.98)%	10.57%	22.59%	10.93%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$19,520		$14,829	$32,449	$49,657	$48,770
Ratios to average net assets:
Net expenses	1.27%		1.28%	1.19%	1.15%	1.18%
Gross expenses	1.27%		1.28%	1.19%	1.15%	1.18%
Net investment income	1.98%		2.16%	1.89%	1.63%	1.78%
Portfolio turnover rate	66%		44%	50%	68%	60%

(a)	Net investment income has been computed using the average shares method.

(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

(c)	Amount is less than $0.01 per share.

106Prospectus

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$6.39		$11.78	$13.07	$11.73	$11.25

Income (loss) from investment operations:
Net investment income (a)	0.17		0.30	0.22	0.25	0.18
Net realized and unrealized gain (loss)	1.16		(4.73)	0.97	2.43	0.82

Total from investment operations	1.33		(4.43)	1.19	2.68	1.00

Less distributions from:
Net investment income	(0.02)		(0.33)	(0.25)	(0.23)	(0.16)
Net realized gains	—		(0.63)	(2.23)	(1.11)	(0.36)

Total distributions	(0.02)		(0.96)	(2.48)	(1.34)	(0.52)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	—

Net asset value, end of year	$7.70		$6.39	$11.78	$13.07	$11.73

Total Return (b)	20.86%		(38.74)%	9.25%	23.01%	8.90%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,925		$3,860	$12,103	$16,677	$12,262
Ratios to average net assets:
Net expenses	1.15%		1.15%	1.15%	1.15%	1.15%
Gross expenses	3.46%		2.24%	1.67%	1.85%	1.97%
Net investment income	2.52%		3.06%	1.58%	1.90%	1.55%
Portfolio turnover rate	67%		52%	50%	40%	33%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$6.41		$11.81	$13.10	$11.75	$11.28

Income (loss) from investment operations:
Net investment income (a)	0.14		0.26	0.16	0.21	0.12
Net realized and unrealized gain (loss)	1.17		(4.73)	0.99	2.44	0.83

Total from investment operations	1.31		(4.47)	1.15	2.65	0.95

Less distributions from:
Net investment income	—	(c)	(0.30)	(0.21)	(0.19)	(0.12)
Net realized gains	—		(0.63)	(2.23)	(1.11)	(0.36)

Total distributions	—	(c)	(0.93)	(2.44)	(1.30)	(0.48)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$7.72		$6.41	$11.81	$13.10	$11.75

Total Return (b)	20.49%		(39.00)%	8.92%	22.72%	8.46%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$4,530		$5,853	$13,916	$12,545	$10,026
Ratios to average net assets:
Net expenses	1.45%		1.45%	1.45%	1.45%	1.45%
Gross expenses	3.62%		2.47%	1.95%	2.13%	2.28%
Net investment income	2.11%		2.67%	1.21%	1.65%	1.05%
Portfolio turnover rate	67%		52%	50%	40%	33%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Prospectus107

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended					For the Period 10/31/05* to 12/31/05
	12/31/09	12/31/08	12/31/07		12/31/06

Institutional Shares
Net asset value, beginning of period	$7.51	$12.92	$12.66		$10.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.26	0.23		0.19	—	(c)
Net realized and unrealized gain (loss)	1.88	(5.43)	1.36		2.64	0.79

Total from investment operations	2.08	(5.17)	1.59		2.83	0.79

Less distributions from:
Net investment income	(0.18)	(0.22)	(0.25)		(0.15)	—
Net realized gains	—	(0.02)	(1.08)		(0.81)	—

Total distributions	(0.18)	(0.24)	(1.33)		(0.96)	—

Redemption fees	— (c)	— (c)	—	(c)	— (c)	—	(c)

Net asset value, end of period	$9.41	$7.51	$12.92		$12.66	$10.79

Total Return (b)	27.76%	(39.98)%	12.88%		26.22%	7.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$311,570	$245,604	$418,584		$343,931	$135,690
Ratios to average net assets:
Net expenses (d)	0.91%	0.90%	0.88%		0.94%	1.46%
Gross expenses (d)	0.91%	0.90%	0.88%		0.94%	1.46%
Net investment income (loss) (d)	2.42%	2.48%	1.70%		1.57%	(0.20)%
Portfolio turnover rate	129%	72%	84%		68%	12%

Selected data for a share of capital stock outstanding throughout each period	Year Ended			For the Period 2/3/06* to 12/31/06
	12/31/09	12/31/08	12/31/07

Open Shares
Net asset value, beginning of period	$7.51	$12.90	$12.64	$11.49

Income (loss) from investment operations:
Net investment income (a)	0.16	0.23	0.17	0.12
Net realized and unrealized gain (loss)	1.90	(5.42)	1.37	1.93

Total from investment operations	2.06	(5.19)	1.54	2.05

Less distributions from:
Net investment income	(0.14)	(0.18)	(0.20)	(0.09)
Net realized gains	—	(0.02)	(1.08)	(0.81)

Total distributions	(0.14)	(0.20)	(1.28)	(0.90)

Redemption fees	— (c)	— (c)	—	— (c)

Net asset value, end of period	$9.43	$7.51	$12.90	$12.64

Total Return (b)	27.38%	(40.18)%	12.37%	17.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,446	$13,627	$16,342	$10,669
Ratios to average net assets:
Net expenses (d)	1.21%	1.24%	1.28%	1.45%
Gross expenses (d)	1.21%	1.24%	1.28%	1.63%
Net investment income (d)	1.98%	2.23%	1.29%	1.10%
Portfolio turnover rate	129%	72%	84%	68%

*	Commencement of operations.

(a)	Beginning with the fiscal year ended 12/31/06, net investment income (loss) has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. A period of less than one year is not annualized.

(c)	Amount is less than $0.01 per share.

(d)	Annualized for a period of less than one year.

108Prospectus

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$4.80		$10.49	$17.80	$17.10	$19.24

Income (loss) from investment operations:
Net investment income (a)	0.08		0.15	0.27	0.22	0.24
Net realized and unrealized gain (loss)	1.80		(5.19)	(1.20)	4.16	2.45

Total from investment operations	1.88		(5.04)	(0.93)	4.38	2.69

Less distributions from:
Net investment income	—		(0.14)	(0.63)	(0.25)	(0.22)
Net realized gains	—		(0.51)	(5.75)	(3.43)	(4.61)

Total distributions	—		(0.65)	(6.38)	(3.68)	(4.83)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$6.68		$4.80	$10.49	$17.80	$17.10

Total Return (b)	39.17%		(49.84)%	(4.61)%	26.31%	14.77%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$40,243		$74,640	$129,725	$698,166	$582,909
Ratios to average net assets:
Net expenses	1.17%		0.98%	0.91%	0.86%	0.93%
Gross expenses	1.21%		0.98%	0.91%	0.86%	0.93%
Net investment income	1.55%		1.81%	1.48%	1.20%	1.24%
Portfolio turnover rate	51%		61%	59%	49%	33%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$4.82		$10.51	$17.77	$17.09	$19.22

Income (loss) from investment operations:
Net investment income (a)	0.07		0.13	0.21	0.17	0.18
Net realized and unrealized gain (loss)	1.81		(5.20)	(1.17)	4.13	2.45

Total from investment operations	1.88		(5.07)	(0.96)	4.30	2.63

Less distributions from:
Net investment income	—		(0.11)	(0.55)	(0.19)	(0.16)
Net realized gains	—		(0.51)	(5.75)	(3.43)	(4.61)

Total distributions	—		(0.62)	(6.30)	(3.62)	(4.77)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	0.01

Net asset value, end of year	$6.70		$4.82	$10.51	$17.77	$17.09

Total Return (b)	39.00%		(50.02)%	(4.79)%	25.83%	14.47%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$27,920		$30,052	$89,779	$137,358	$62,020
Ratios to average net assets:
Net expenses	1.43%		1.31%	1.20%	1.19%	1.27%
Gross expenses	1.48%		1.31%	1.20%	1.19%	1.27%
Net investment income	1.28%		1.56%	1.17%	0.89%	0.93%
Portfolio turnover rate	51%		61%	59%	49%	33%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Prospectus109

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding throughout the period	Period Ended 12/31/09*

Institutional Shares
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	—	(a)

Total from investment operations	—	(a)

Net asset value, end of period	$10.00

Total Return	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74
Ratios to average net assets:
Net expenses (b)	1.30%
Gross expenses (b)	1,825.00%	(c)
Net investment loss (b)	(1.30)%
Portfolio turnover rate	0%

Selected data for a share of capital stock outstanding throughout the period	Period Ended 12/31/09*

Open Shares
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss	—	(a)

Total from investment operations	—	(a)

Net asset value, end of period	$10.00

Total Return	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50
Ratios to average net assets:
Net expenses (b)	1.60%
Gross expenses (b)	1,825.00%	(c)
Net investment loss (b)	(1.60)%
Portfolio turnover rate	0%

*	Portfolio commenced operations on December 31, 2009.

(a)	Amount is less than $0.01 per share.

(b)	Annualized for a period of less than one year.

(c)	Gross expense ratio was the result of the Portfolio being in existence for one day during the period ended 12/31/09.

110Prospectus

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$10.88	$23.88	$20.60	$17.84	$13.98

Income (loss) from investment operations:
Net investment income (a)	0.35	0.61	0.36	0.33	0.29
Net realized and unrealized gain (loss)	7.24	(11.78)	6.41	4.98	5.42

Total from investment operations	7.59	(11.17)	6.77	5.31	5.71

Less distributions from:
Net investment income	(0.46)	(0.49)	(0.29)	(0.27)	(0.18)
Net realized gains	—	(1.34)	(3.20)	(2.28)	(1.67)

Total distributions	(0.46)	(1.83)	(3.49)	(2.55)	(1.85)

Redemption fees	— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, end of year	$18.01	$10.88	$23.88	$20.60	$17.84

Total Return (b)	69.82%	(47.88)%	33.05%	30.32%	41.40%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$8,497,341	$3,295,983	$5,270,497	$2,744,753	$1,413,671
Ratios to average net assets:
Net expenses	1.15%	1.17%	1.20%	1.20%	1.27% (d)
Gross expenses	1.15%	1.17%	1.20%	1.20%	1.28%
Net investment income	2.40%	3.16%	1.51%	1.67%	1.82%
Portfolio turnover rate	49%	43%	53%	46%	48%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$11.05	$24.17	$20.82	$17.99	$14.06

Income (loss) from investment operations:
Net investment income (a)	0.29	0.52	0.29	0.26	0.20
Net realized and unrealized gain (loss)	7.35	(11.87)	6.47	5.03	5.51

Total from investment operations	7.64	(11.35)	6.76	5.29	5.71

Less distributions from:
Net investment income	(0.41)	(0.43)	(0.22)	(0.18)	(0.14)
Net realized gains	—	(1.34)	(3.20)	(2.28)	(1.67)

Total distributions	(0.41)	(1.77)	(3.42)	(2.46)	(1.81)

Redemption fees	— (c)	— (c)	0.01	— (c)	0.03

Net asset value, end of year	$18.28	$11.05	$24.17	$20.82	$17.99

Total Return (b)	69.14%	(48.09)%	32.71%	29.93%	41.31%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$3,478,654	$1,135,042	$1,467,458	$441,673	$195,944
Ratios to average net assets:
Net expenses	1.55%	1.53% (d)	1.47% (d)	1.54%	1.59%
Gross expenses	1.55%	1.54%	1.48%	1.54%	1.59%
Net investment income	1.94%	2.72%	1.19%	1.30%	1.21%
Portfolio turnover rate	49%	43%	53%	46%	48%

(a)	Net investment income has been computed using the average shares method.

(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

(c)	Amount is less than $0.01 per share.

(d)	Portfolios leaving excess cash in demand deposit accounts may receive credits that are available to offset custody expenses. As a result of these credits, the net expenses were reduced by 0.01%.

Prospectus111

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended	For the Period 9/30/08* to 12/31/08
	12/31/09

Institutional Shares
Net asset value, beginning of period	$6.54	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.01	0.01
Net realized and unrealized gain (loss)	7.09	(3.46)

Total from investment operations	7.10	(3.45)

Less distributions from:
Net investment income	(0.04)	(0.01)
Net realized gains	(0.42)	—

Total distributions	(0.46)	(0.01)

Redemption fees	— (c)	—

Net asset value, end of period	$13.18	$6.54

Total Return (b)	108.53%	(34.54)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,002	$6,539
Ratios to average net assets:
Net expenses (d)	1.30%	1.30%
Gross expenses (d)	2.81%	11.98%
Net investment income (d)	0.07%	0.34%
Portfolio turnover rate	96%	72%

Selected data for a share of capital stock outstanding throughout each period	Year Ended	For the Period 9/30/08* to 12/31/08
	12/31/09

Open Shares
Net asset value, beginning of period	$6.55	$10.00

Income (loss) from investment operations:
Net investment loss (a)	(0.08)	— (c)
Net realized and unrealized gain (loss)	7.13	(3.45)

Total from investment operations	7.05	(3.45)

Less distributions from:
Net investment income	— (c)	—
Net realized gains	(0.42)	—

Total distributions	(0.42)	—

Redemption fees	0.01	—

Net asset value, end of period	$13.19	$6.55

Total Return (b)	108.17%	(34.60)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,975	$357
Ratios to average net assets:
Net expenses (d)	1.60%	1.60%
Gross expenses (d)	2.54%	28.95%
Net investment loss (d)	(0.63)%	(0.09)%
Portfolio turnover rate	96%	72%

*	Commencement of operations.

(a)	Net investment income (loss) has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. A period of less than one year is not annualized.

(c)	Amount is less than $0.01 per share.

(d)	Annualized for a period of less than one year.

112Prospectus

LAZARD U.S. HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Institutional Shares
Net asset value, beginning of year	$3.78		$5.15	$5.36	$5.27	$5.47

Income (loss) from investment operations:
Net investment income (a)	0.34		0.38	0.40	0.40	0.42
Net realized and unrealized gain (loss)	0.92		(1.37)	(0.21)	0.09	(0.19)

Total from investment operations	1.26		(0.99)	0.19	0.49	0.23

Less distributions from:
Net investment income	(0.34)		(0.38)	(0.40)	(0.40)	(0.43)

Total distributions	(0.34)		(0.38)	(0.40)	(0.40)	(0.43)

Redemption fees	—	(c)	— (c)	— (c)	—	—

Net asset value, end of year	$4.70		$3.78	$5.15	$5.36	$5.27

Total Return (b)	34.66%		(20.24)%	3.63%	9.71%	4.33%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$87,568		$34,262	$56,278	$68,452	$75,100
Ratios to average net assets:
Net expenses	0.55%		0.55%	0.55%	0.55%	0.55%
Gross expenses	0.89%		1.00%	0.90%	0.90%	0.86%
Net investment income	7.96%		8.10%	7.56%	7.61%	7.89%
Portfolio turnover rate	17%		33%	20%	29%	22%

Selected data for a share of capital stock outstanding throughout each year	Year Ended
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Open Shares
Net asset value, beginning of year	$3.79		$5.17	$5.37	$5.29	$5.48

Income (loss) from investment operations:
Net investment income (a)	0.33		0.37	0.39	0.39	0.40
Net realized and unrealized gain (loss)	0.94		(1.38)	(0.21)	0.08	(0.19)

Total from investment operations	1.27		(1.01)	0.18	0.47	0.21

Less distributions from:
Net investment income	(0.33)		(0.37)	(0.39)	(0.39)	(0.41)

Total distributions	(0.33)		(0.37)	(0.39)	(0.39)	(0.41)

Redemption fees	—	(c)	— (c)	0.01	—	0.01

Net asset value, end of year	$4.73		$3.79	$5.17	$5.37	$5.29

Total Return (b)	34.40%		(20.35)%	3.53%	9.18%	4.22%
Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$6,126		$5,220	$1,776	$2,179	$2,986
Ratios to average net assets:
Net expenses	0.85%		0.85%	0.85%	0.85%	0.85%
Gross expenses	1.21%		1.74%	2.14%	2.12%	1.78%
Net investment income	7.74%		7.89%	7.24%	7.29%	7.47%
Portfolio turnover rate	17%		33%	20%	29%	22%

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

(c)	Amount is less than $0.01 per share.

Prospectus113

LAZARD CAPITAL ALLOCATOR OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Year Ended	For the Period 3/26/08* to 12/31/08
	12/31/09

Institutional Shares
Net asset value, beginning of period	$7.36	$10.00

Income (loss) from investment operations:
Net investment income (a)	0.14	0.21
Net realized and unrealized gain (loss)	1.42	(2.59)

Total from investment operations	1.56	(2.38)

Less distributions from:
Net investment income	(0.12)	(0.26)

Total distributions	(0.12)	(0.26)

Redemption fees	— (c)

Net asset value, end of period	$8.80	$7.36

Total Return (b)	21.21%	(23.64)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$195,939	$110,757
Ratios to average net assets:
Net expenses (d)	1.02%	1.02%
Gross expenses (d)	1.16%	1.27%
Net investment income (d)	1.72%	3.01%
Portfolio turnover rate	113%	94%

Selected data for a share of capital stock outstanding throughout each period	Year Ended	For the Period 3/31/08* to 12/31/08
	12/31/09

Open Shares
Net asset value, beginning of period	$7.37	$9.95

Income (loss) from investment operations:
Net investment income (a)	0.12	0.30
Net realized and unrealized gain (loss)	1.41	(2.64)

Total from investment operations	1.53	(2.34)

Less distributions from:
Net investment income	(0.10)	(0.24)

Total distributions	(0.10)	(0.24)

Redemption fees	— (c)	— (c)

Net asset value, end of period	$8.80	$7.37

Total Return (b)	20.71%	(23.44)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,856	$9,319
Ratios to average net assets:
Net expenses (d)	1.32%	1.32%
Gross expenses (d)	1.44%	1.93%
Net investment income (d)	1.44%	4.68%
Portfolio turnover rate	113%	94%

*	Commencement of operations.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. A period of less than one year is not annualized.

(c)	Amount is less than $0.01 per share.

(d)	Annualized for a period of less than one year.

114Prospectus

 Lazard Funds Other Performance of the Investment Manager

▲

Lazard U.S. Equity Value Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard U.S. Equity Value Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Equity Value Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Equity Value Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2002	2003	2004	2005	2006	2007	2008	2009

U.S. Equity Value Composite	-13.3%	25.5%	16.4%	4.4%	22.3%	2.5%	-35.5%	26.4%

Russell 1000 Value Index*	-15.5%	30.0%	16.5%	7.1%	22.2%	-0.2%	-36.9%	19.7%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Equity Value Composite	10/1/01	26.4%	-5.8%	1.3%	4.8%

Russell 1000 Value Index*	N/A	19.7%	-9.0%	-0.3%	3.8%

*

The Russell 1000 Value Index measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the U.S. Equity Value Composite. The performance results of the U.S. Equity Value Composite reflect actual fees charged to Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The U.S. Equity Value Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Equity Value Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus115

Lazard U.S. Strategic Equity Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard U.S. Strategic Equity Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

U.S. Strategic Equity Composite	-9.0%	-3.1%	-17.2%	29.4%	19.9%	6.3%	18.1%	1.2%	-34.5%	29.2%

S&P 500 Index*	-9.1%	-11.9%	-22.1%	28.7%	10.9%	4.9%	15.8%	5.5%	-37.0%	26.5%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Five Years	Ten Years

U.S. Strategic Equity Composite	3/1/98	29.2%	-5.0%	1.5%	2.0%

S&P 500 Index*	N/A	26.5%	-5.6%	0.4%	-1.0%

*

The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

116Prospectus

Lazard U.S. Small-Mid Cap Equity Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard U.S. Small-Mid Cap Equity Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “U.S. Small-Mid Cap Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Small-Mid Cap Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2001	2002	2003	2004	2005	2006	2007	2008	2009

U.S. Small-Mid Cap Equity Composite	15.2%	-19.0%	33.2%	19.8%	9.0%	20.8%	0.2%	-36.2%	55.5%

Russell 2500 Index*	1.3%	-17.8%	45.5%	18.3%	8.1%	16.2%	1.4%	-36.8%	34.4%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Small-Mid Cap Equity Composite	5/1/00	55.5%	-0.2%	5.5%	7.9%

Russell 2500 Index*	N/A	34.4%	-4.9%	1.6%	4.6%

*

The Russell 2500 Index is comprised of the 2,500 smallest U.S. companies included in the Russell 3000 Index (which consists of the 3,000 largest U.S. companies by capitalization). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the U.S. Small-Mid Cap Equity Composite. The performance results of the U.S. Small-Mid Cap Equity Composite reflect actual fees charged to Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The U.S. Small-Mid Cap Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Small-Mid Cap Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus117

Lazard International Equity Select Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard International Equity Select Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Equity Select Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Equity Select Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

International Equity Select Composite	3.2%	-19.2%	-11.2%	31.0%	16.5%	9.1%	23.1%	10.2%	-36.4%	22.9%

MSCI EAFE Index*	-14.2%	-21.4%	-15.9%	38.6%	20.2%	13.5%	26.3%	11.2%	-43.4%	31.8%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Five Years	Ten Years

International Equity Select Composite	1/1/94	22.9%	-4.9%	2.9%	2.7%

MSCI EAFE Index*	N/A	31.8%	-6.0%	3.5%	1.2%

*

The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance of the International Equity Select Composite. The performance results of the International Equity Select Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The International Equity Select Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the International Equity Select Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the SEC for calculating performance of mutual funds.

118Prospectus

Lazard International Strategic Equity Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard International Strategic Equity Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “International Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The International Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2002	2003	2004	2005	2006	2007	2008	2009

International Strategic Equity Composite	-6.7%	35.7%	25.8%	18.6%	26.1%	12.4%	-40.5%	28.9%

MSCI EAFE Index*	-15.9%	38.6%	20.2%	13.5%	26.3%	11.2%	-43.4%	31.8%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Five Years	Since Inception

International Strategic Equity Composite	10/1/01	28.9%	-4.8%	5.2%	10.1%

MSCI EAFE Index*	N/A	31.8%	-6.0%	3.5%	7.3%

*

The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the International Strategic Equity Composite. The performance results of the International Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The International Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the International Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus119

Lazard Global Listed Infrastructure Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard Global Listed Infrastructure Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “Global Listed Infrastructure Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark indices. The Global Listed Infrastructure Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2007	2008	2009

Global Listed Infrastructure Composite	4.9%	-31.5%	21.4%

UBS Global 50/50 Infrastructure & Utilities Index*	13.6%	-32.6%	14.9%

MSCI World Index**	4.7%	-38.7%	25.7%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Since Inception

Global Listed Infrastructure Composite	9/1/06	21.4%	-4.4%	-0.3%

UBS Global 50/50 Infrastructure & Utilities Index*	N/A	14.9%	-4.2%	-0.8%

MSCI World Index**	N/A	25.7%	-6.9%	-3.8%

*

The UBS Global 50/50 Infrastructure & Utilities Index tracks a 50% exposure to the global developed-market utilities sector and a 50% exposure to the global developed-market infrastructure sector. The index is unmanaged, has no fees or costs and is not available for investment.

**

The MSCI World Index is a market capitalization-weighted index of companies representative of the market structure of 23 developed market countries in North America, Europe and the Asia/Pacific region. The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Global Listed Infrastructure Composite. The performance results of the Global Listed Infrastructure Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The Global Listed Infrastructure Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the Global Listed Infrastructure Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

120Prospectus

Lazard Capital Allocator Opportunistic Strategies Composite (Prior Performance of Similar Accounts)

This is not the Portfolio’s Performance

Lazard Capital Allocator Opportunistic Strategies Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain Other Accounts. The chart below shows the historical investment performance for a composite (the “Capital Allocator Opportunistic Strategies Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark indices. The Capital Allocator Opportunistic Strategies Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	2006	2007	2008	2009

Capital Allocator Opportunistic Strategies Composite	18.4%	16.6%	-27.8%	21.2%

MSCI World Index*	20.1%	9.0%	-40.7%	30.0%

Global Market Exposure Index**	13.9%	8.9%	-24.1%	22.9%

Average Annual Total Returns (for the periods ended December 31, 2009)	Inception Date	One Year	Three Years	Since Inception

Capital Allocator Opportunistic Strategies Composite	9/1/05	21.2%	0.7%	4.1%

MSCI World Index*	N/A	30.0%	-5.6%	1.5%

Global Market Exposure Index**	N/A	22.9%	0.5%	4.3%

*

The MSCI World Index is a market capitalization-weighted index of companies representative of the market structure of 23 developed market countries in North America, Europe and the Asia/Pacific region. The index is unmanaged, has no fees or costs and is not available for investment.

**

The Global Market Exposure Index is a blended index constructed by the Investment Manager and is comprised of 36% Barclays Capital U.S. Aggregate Bond Index, 19.5% S&P 500 Index, 15% MSCI Europe Index, 9% MSCI Pacific Index, 6% MSCI Emerging Markets Index, 6% S&P MidCap 400 Index, 4.5% S&P SmallCap 600 Index and 4% Three Month London Interbank Offered Rate (LIBOR). The index is unmanaged, has no fees or costs and is not available for investment.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code which, if applicable, may have adversely affected the performance of the Capital Allocator Opportunistic Strategies Composite. The performance results of the Capital Allocator Opportunistic Strategies Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Open Shares). The Capital Allocator Opportunistic Strategies Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the Capital Allocator Opportunistic Strategies Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

Prospectus121

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Wherever there’s opportunity, there’s Lazard.SM

For more information about the Portfolios, the following documents are available, free of charge, upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-8090. You can get text-only copies:

•

After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520, or by e-mail request to publicinfo@sec.gov.

•

Free from the SEC’s website at http://www.sec.gov.

Investment Company Act file no. 811-06312

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 823-6300

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112-6300 • 800-823-6300 • www.LazardNet.com

© 2010 The Lazard Funds, Inc. and Lazard Asset Management Securities LLC

11/10 LZDPS000

Lazard Funds